UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

Fidelity®

Focused High Income

Fund

Annual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2007	Past 1 year	Life of Fund A
Fidelity® Focused High Income Fund	10.12%	6.99%

A From September 8, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Focused High Income Fund on September 8, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II - BB Rated Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Matthew Conti, Portfolio Manager of Fidelity® Focused High Income Fund

After a modest shortfall at the outset of the one-year period ending April 30, 2007, the U.S. high-yield bond market rallied with 10 consecutive monthly gains. For the 12-month period overall, the Merrill Lynch® U.S. High Yield Master II Constrained Index rose 11.80%. High yield fell in May and June of 2006 when data showed that core inflation was higher than expected. As a result, riskier assets such as "junk" bonds sold off. But the asset class soon rebounded, helped by an end to the Federal Reserve Board's two-year interest-rate-hike campaign. Other factors also boosted returns for low-quality debt, including an increase in merger-and-acquisition activity, an abundance of global liquidity and a corporate default rate that reached a record low in the first quarter of 2007. Although high-yield investors were shaken in late February and early March by a sharp decline in Asian markets and housing/mortgage-related concerns domestically, the Merrill Lynch index still enjoyed positive returns in both months, followed by a more pronounced uptick in April.

For the 12 months that ended April 30, 2007, the fund returned 10.12%, outperforming the 9.90% gain for the Merrill Lynch U.S. High Yield Master II - BB Rated Constrained Index. Favorable security and market selection in the health care and automotive segments buoyed relative returns, as did positive issue selection in and an underweighting of electric utilities. On the downside, less-successful security selection in and an overweighting of the casino industry dampened returns, as did unfavorable issue selection in paper, an overweighting in technology and a modest cash position. Top contributors to relative performance included underweighting hospital company HCA, as well as holdings in Ford Motor Credit - no longer in the fund - General Motors Acceptance Corporation (GMAC), Avis Budget Car Rental and Australian mining company Fortescue Metals - listed as FMG Finance. Among the detractors were American Real Estate, an out-of-benchmark position in MagnaChip Semiconductor - since sold - Xerox, and casino companies Station Casinos and Mohegan Tribal.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Actual	$ 1,000.00	$ 1,055.90	$ 4.33
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.58	$ 4.26

* Expenses are equal to the Fund's annualized expense ratio of .85%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five Holdings as of April 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Chesapeake Energy Corp.	4.1	4.1
General Motors Acceptance Corp.	3.4	2.8
MGM Mirage, Inc.	3.4	3.3
Mohegan Tribal Gaming Authority	3.2	1.9
NXP BV	3.2	1.4
	17.3
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Gaming	9.1	9.0
Technology	8.7	13.5
Energy	7.8	7.7
Metals/Mining	7.2	5.2
Services	5.8	3.0
Quality Diversification (% of fund's net assets) as of April 30, 2007
As of April 30, 2007*	As of October 31, 2006**
AAA,AA,A 0.9%	AAA,AA,A 1.1%
BBB 0.8%	BBB 1.1%
BB 84.8%	BB 80.3%
B 6.6%	B 10.6%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 6.5%	Short-Term Investments and Net Other Assets 6.5%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2007*		As of October 31, 2006**
	Nonconvertible Bonds 89.0%		Nonconvertible Bonds 89.8%
	Floating Rate Loans 4.5%		Floating Rate Loans 3.7%
	Short-Term Investments and Net Other Assets 6.5%		Short-Term Investments and Net Other Assets 6.5%
* Foreign investments	17.9%	** Foreign investments	16.2%

Annual Report

Investments April 30, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.0%
	Principal Amount	Value
Aerospace - 2.9%
Bombardier, Inc.:
6.75% 5/1/12 (b)	$ 160,000	$ 160,400
7.45% 5/1/34 (b)	840,000	810,600
8% 11/15/14 (b)	470,000	494,675
L-3 Communications Corp. 7.625% 6/15/12	185,000	191,475
		1,657,150
Air Transportation - 2.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	445,000	453,322
7.324% 4/15/11	80,000	80,800
8.608% 10/1/12	20,000	21,150
Continental Airlines, Inc.:
6.903% 4/19/22	40,000	40,450
7.875% 7/2/18	152,720	158,829
9.558% 9/1/19	71,629	79,688
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	24,884	25,381
7.73% 9/15/12	12,552	12,803
8.388% 5/1/22	25,440	26,966
9.798% 4/1/21	344,908	382,848
		1,282,237
Automotive - 3.6%
General Motors Acceptance Corp.:
5.625% 5/15/09	55,000	54,227
6.75% 12/1/14	340,000	334,900
6.875% 9/15/11	120,000	120,450
8% 11/1/31	1,315,000	1,413,611
GMAC LLC 6% 12/15/11	110,000	106,838
		2,030,026
Banks and Thrifts - 0.9%
Western Financial Bank 9.625% 5/15/12	470,000	509,692
Building Materials - 0.8%
Anixter International, Inc. 5.95% 3/1/15	400,000	376,000
Belden CDT, Inc. 7% 3/15/17 (b)	90,000	92,025
		468,025
Cable TV - 4.7%
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	930,000	892,800
EchoStar Communications Corp.:
5.75% 10/1/08	265,000	265,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
EchoStar Communications Corp.: - continued
6.625% 10/1/14	$ 255,000	$ 258,188
7% 10/1/13	560,000	581,700
7.125% 2/1/16	615,000	639,600
		2,637,288
Capital Goods - 3.4%
Case New Holland, Inc. 7.125% 3/1/14	675,000	707,063
Leucadia National Corp.:
7% 8/15/13	500,000	502,500
7.125% 3/15/17 (b)	730,000	726,350
		1,935,913
Chemicals - 1.0%
Chemtura Corp. 6.875% 6/1/16	255,000	253,725
Equistar Chemicals LP 7.55% 2/15/26	15,000	14,700
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	120,000	125,400
10.125% 9/1/08	55,000	58,094
Millennium America, Inc. 9.25% 6/15/08	65,000	67,438
NOVA Chemicals Corp. 8.5019% 11/15/13 (c)	70,000	71,225
		590,582
Containers - 0.5%
Greif Brothers Corp. 6.75% 2/1/17 (b)	260,000	262,600
Diversified Financial Services - 1.5%
E*TRADE Financial Corp.:
7.375% 9/15/13	315,000	327,600
7.875% 12/1/15	390,000	420,713
8% 6/15/11	90,000	94,500
		842,813
Diversified Media - 2.8%
Liberty Media Corp.:
8.25% 2/1/30	835,000	837,044
8.5% 7/15/29	715,000	727,496
		1,564,540
Electric Utilities - 2.5%
AES Gener SA 7.5% 3/25/14	1,045,000	1,112,925
NSG Holdings II, LLC 7.75% 12/15/25 (b)	225,000	231,188
Tenaska Alabama Partners LP 7% 6/30/21 (b)	85,675	86,532
		1,430,645
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 7.4%
Chesapeake Energy Corp.:
6.5% 8/15/17	$ 1,045,000	$ 1,039,775
6.625% 1/15/16	15,000	15,263
6.875% 1/15/16	255,000	254,681
7.5% 6/15/14	200,000	209,500
7.625% 7/15/13	150,000	159,188
7.75% 1/15/15	590,000	616,550
OPTI Canada, Inc. 8.25% 12/15/14 (b)	175,000	185,728
Pan American Energy LLC 7.75% 2/9/12 (b)	680,000	698,700
Pioneer Natural Resources Co. 6.65% 3/15/17	275,000	269,844
Plains Exploration & Production Co. 7% 3/15/17	375,000	376,406
SESI LLC 6.875% 6/1/14	95,000	94,525
Williams Partners LP/Williams Partners Finance Corp.:
7.25% 2/1/17 (b)	110,000	116,600
7.5% 6/15/11 (b)	125,000	132,813
		4,169,573
Environmental - 1.4%
Allied Waste North America, Inc.:
5.75% 2/15/11	150,000	147,375
6.875% 6/1/17	385,000	389,813
7.125% 5/15/16	20,000	20,475
Browning-Ferris Industries, Inc. 7.4% 9/15/35	255,000	244,800
		802,463
Food/Beverage/Tobacco - 1.0%
Reynolds American, Inc.:
7.25% 6/1/13	85,000	90,313
7.3% 7/15/15	445,000	474,481
		564,794
Gaming - 9.1%
Chukchansi Economic Development Authority:
8% 11/15/13 (b)	70,000	72,538
8.8769% 11/15/12 (b)(c)	40,000	40,900
MGM Mirage, Inc.:
5.875% 2/27/14	280,000	262,850
6.625% 7/15/15	160,000	154,600
6.75% 9/1/12	315,000	315,394
6.75% 4/1/13	155,000	154,225
6.875% 4/1/16	555,000	543,900
7.625% 1/15/17	455,000	464,669
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	$ 65,000	$ 63,700
6.375% 7/15/09	760,000	761,900
7.125% 8/15/14	955,000	968,131
8% 4/1/12	30,000	31,163
Park Place Entertainment Corp. 7% 4/15/13	165,000	175,313
Scientific Games Corp. 6.25% 12/15/12	405,000	399,938
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	130,000	132,275
7.25% 5/1/12	490,000	498,575
Station Casinos, Inc. 6.875% 3/1/16	120,000	112,950
		5,153,021
Healthcare - 5.0%
HCA, Inc.:
9.125% 11/15/14 (b)	320,000	345,600
9.25% 11/15/16 (b)	180,000	196,200
9.625% 11/15/16 pay-in-kind (b)	340,000	371,450
Omega Healthcare Investors, Inc.:
7% 4/1/14	300,000	304,125
7% 1/15/16	175,000	176,969
Senior Housing Properties Trust 8.625% 1/15/12	250,000	275,000
Service Corp. International:
6.75% 4/1/15 (b)	140,000	141,400
7.375% 10/1/14	70,000	72,625
7.5% 4/1/27 (b)	170,000	169,150
7.625% 10/1/18	50,000	52,875
Ventas Realty LP:
6.5% 6/1/16	325,000	328,250
6.625% 10/15/14	285,000	287,850
6.75% 4/1/17	80,000	81,400
		2,802,894
Homebuilding/Real Estate - 4.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	505,000	496,794
7.125% 2/15/13 (b)	250,000	245,625
8.125% 6/1/12	520,000	530,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	$ 25,000	$ 24,375
6.25% 1/15/15	340,000	309,400
KB Home 7.75% 2/1/10	735,000	735,000
		2,341,594
Hotels - 2.0%
Grupo Posadas SA de CV 8.75% 10/4/11 (b)	455,000	475,475
Host Marriott LP 7.125% 11/1/13	635,000	655,638
		1,131,113
Insurance - 1.4%
UnumProvident Corp. 7.375% 6/15/32	695,000	745,895
UnumProvident Finance Co. PLC 6.85% 11/15/15 (b)	60,000	62,700
		808,595
Leisure - 1.7%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	155,000	160,454
7.25% 6/15/16	65,000	67,194
7.5% 10/15/27	760,000	756,200
		983,848
Metals/Mining - 7.0%
Arch Western Finance LLC 6.75% 7/1/13	635,000	630,238
Drummond Co., Inc. 7.375% 2/15/16 (b)	715,000	691,763
FMG Finance Property Ltd.:
9.36% 9/1/11 (b)(c)	105,000	110,906
10% 9/1/13 (b)	815,000	895,481
10.625% 9/1/16 (b)	145,000	169,288
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	260,000	284,700
Peabody Energy Corp.:
7.375% 11/1/16	350,000	371,000
7.875% 11/1/26	230,000	248,400
Vedanta Resources PLC 6.625% 2/22/10 (b)	520,000	521,976
		3,923,752
Paper - 1.2%
Georgia-Pacific Corp.:
7% 1/15/15 (b)	555,000	555,666
8.875% 5/15/31	115,000	122,763
		678,429
Nonconvertible Bonds - continued
	Principal Amount	Value
Publishing/Printing - 0.2%
Scholastic Corp. 5% 4/15/13	$ 135,000	$ 119,138
Services - 5.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (b)	390,000	399,750
7.75% 5/15/16 (b)	985,000	1,009,625
7.86% 5/15/14 (b)(c)	240,000	246,600
FTI Consulting, Inc.:
7.625% 6/15/13	515,000	530,450
7.75% 10/1/16	820,000	855,875
		3,042,300
Shipping - 1.7%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	435,000	446,963
8.25% 3/15/13	50,000	52,500
Teekay Shipping Corp. 8.875% 7/15/11	425,000	454,750
		954,213
Steels - 0.6%
Steel Dynamics, Inc. 6.75% 4/1/15 (b)	340,000	340,425
Technology - 8.7%
IKON Office Solutions, Inc. 7.75% 9/15/15	480,000	502,800
Lucent Technologies, Inc.:
6.45% 3/15/29	295,000	268,450
6.5% 1/15/28	145,000	131,950
NXP BV:
7.875% 10/15/14 (b)	770,000	799,838
8.1056% 10/15/13 (b)(c)	990,000	1,022,175
Seagate Technology HDD Holdings 6.8% 10/1/16	490,000	486,325
STATS ChipPAC Ltd. 7.5% 7/19/10	235,000	247,643
Xerox Capital Trust I 8% 2/1/27	1,290,000	1,317,413
Xerox Corp. 7.625% 6/15/13	110,000	114,675
		4,891,269
Telecommunications - 4.2%
Mobile Telesystems Finance SA 8% 1/28/12 (b)	375,000	397,500
Qwest Corp.:
7.5% 10/1/14	130,000	137,150
8.6049% 6/15/13 (c)	260,000	284,050
U.S. West Communications:
6.875% 9/15/33	880,000	860,200
7.5% 6/15/23	160,000	163,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Windstream Corp.:
8.125% 8/1/13	$ 120,000	$ 130,200
8.625% 8/1/16	365,000	400,588
		2,372,888
TOTAL NONCONVERTIBLE BONDS (Cost $49,479,817)		50,291,820
Floating Rate Loans - 4.5%

Auto Parts Distribution - 0.6%
Navistar International Corp.:
term loan 8.6099% 1/19/12 (c)	80,667	81,877
8.5994% 1/19/12 (c)	29,333	29,773
Oshkosh Truck Co. Tranche B, term loan 7.1% 12/6/13 (c)	219,450	219,999
		331,649
Automotive - 1.0%
Ford Motor Co. term loan 8.36% 12/15/13 (c)	548,625	551,368
Cable TV - 1.0%
CSC Holdings, Inc. Tranche B, term loan 7.0838% 3/29/13 (c)	207,900	208,680
Insight Midwest Holdings LLC Tranche B, term loan 7.35% 4/6/14 (c)	170,000	170,956
Univision Communications, Inc.:
Tranche 1LN, term loan 7.605% 9/16/14 (c)	169,128	168,916
Tranche DD 1LN, term loan 9/16/14 (d)	10,872	10,859
		559,411
Electric Utilities - 0.2%
Longview Power LLC:
Tranche B, term loan 7.625% 2/28/14 (c)	46,000	46,230
Tranche DD, term loan 2/28/14 (d)	53,667	53,935
7.475% 2/28/14 (c)	15,333	15,410
		115,575
Energy - 0.4%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.25% 3/30/12 (c)	27,845	27,915
term loan 8.35% 3/30/14 (c)	212,155	212,685
		240,600
Floating Rate Loans - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.61% 6/30/10 (c)	$ 49,134	$ 49,441
Healthcare - 0.1%
Stiefel Laboratories, Inc. term loan 7.605% 12/28/13 (c)	29,925	30,187
Metals/Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 7.07% 3/19/14 (c)	134,381	134,717
Paper - 0.5%
Georgia-Pacific Corp. Tranche B1, term loan 7.3199% 12/23/12 (c)	266,625	267,958
Services - 0.4%
Adesa, Inc. term loan 7.57% 10/18/13 (c)	250,000	251,563
TOTAL FLOATING RATE LOANS (Cost $2,520,612)		2,532,469
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 5.29% (a) (Cost $2,881,699)	2,881,699	2,881,699
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $54,882,128)		55,705,988
NET OTHER ASSETS - 1.4%		768,662
NET ASSETS - 100%		$ 56,474,650
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,280,242 or 23.5% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $64,539 and $64,794, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 144,513
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.1%
Netherlands	3.2%
Canada	3.0%
Australia	2.1%
Chile	2.0%
Liberia	1.7%
Argentina	1.2%
United Kingdom	1.0%
Others (individually less than 1%)	3.7%
100.0%
Income Tax Information
At April 30, 2007, the fund had a capital loss carryforward of approximately $105,097 all of which will expire on April 30, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $52,000,429)	$ 52,824,289
Fidelity Central Funds (cost $2,881,699)	2,881,699
Total Investments (cost $54,882,128)		$ 55,705,988
Cash		20,086
Receivable for investments sold		277,054
Receivable for fund shares sold		132,527
Interest receivable		953,708
Distributions receivable from Fidelity Central Funds		6,795
Prepaid expenses		135
Receivable from investment adviser for expense reductions		7,139
Other receivables		9
Total assets		57,103,441

Liabilities
Payable for investments purchased	$ 446,909
Payable for fund shares redeemed	28,209
Distributions payable	59,903
Accrued management fee	26,327
Other affiliated payables	10,531
Other payables and accrued expenses	56,912
Total liabilities		628,791

Net Assets		$ 56,474,650
Net Assets consist of:
Paid in capital		$ 55,699,342
Undistributed net investment income		67,297
Accumulated undistributed net realized gain (loss) on investments		(115,849)
Net unrealized appreciation (depreciation) on investments		823,860
Net Assets, for 5,472,268 shares outstanding		$ 56,474,650
Net Asset Value, offering price and redemption price per share ($56,474,650 ÷ 5,472,268 shares)		$ 10.32

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2007

Investment Income
Interest		$ 3,235,203
Income from Fidelity Central Funds		144,513
Total income		3,379,716

Expenses
Management fee	$ 273,405
Transfer agent fees	94,459
Accounting fees and expenses	19,497
Custodian fees and expenses	5,144
Independent trustees' compensation	157
Registration fees	18,466
Audit	67,208
Legal	476
Miscellaneous	289
Total expenses before reductions	479,101
Expense reductions	(72,158)	406,943
Net investment income		2,972,773
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		343,007
Change in net unrealized appreciation (depreciation) on investment securities		1,355,981
Net gain (loss)		1,698,988
Net increase (decrease) in net assets resulting from operations		$ 4,671,761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2007	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,972,773	$ 2,199,272
Net realized gain (loss)	343,007	(357,960)
Change in net unrealized appreciation (depreciation)	1,355,981	656,612
Net increase (decrease) in net assets resulting from operations	4,671,761	2,497,924
Distributions to shareholders from net investment income	(2,941,900)	(2,162,630)
Share transactions Proceeds from sales of shares	26,340,210	21,326,841
Reinvestment of distributions	2,313,383	1,756,941
Cost of shares redeemed	(17,550,401)	(17,482,107)
Net increase (decrease) in net assets resulting from share transactions	11,103,192	5,601,675
Redemption fees	9,078	6,386
Total increase (decrease) in net assets	12,842,131	5,943,355

Net Assets
Beginning of period	43,632,519	37,689,164
End of period (including undistributed net investment income of $67,297 and undistributed net investment income of $41,777, respectively)	$ 56,474,650	$ 43,632,519
Other Information Shares
Sold	2,606,855	2,128,829
Issued in reinvestment of distributions	229,063	175,295
Redeemed	(1,743,638)	(1,746,428)
Net increase (decrease)	1,092,280	557,696

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income D	.624	.564	.331
Net realized and unrealized gain (loss)	.350	.088	(.164)
Total from investment operations	.974	.652	.167
Distributions from net investment income	(.616)	(.554)	(.314)
Redemption fees added to paid in capital	.002	.002	.007
Net asset value, end of period	$ 10.32	$ 9.96	$ 9.86
Total Return B, C	10.12%	6.75%	1.70%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00%	1.08%	1.22% A
Expenses net of fee waivers, if any	.85%	.85%	.85% A
Expenses net of all reductions	.85%	.85%	.84% A
Net investment income	6.19%	5.64%	5.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,475	$ 43,633	$ 37,689
Portfolio turnover rate F	71%	81%	134% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2004 (commencement of operations) to April 30, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2007

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,099,583
Unrealized depreciation	(257,028)
Net unrealized appreciation (depreciation)	842,555
Undistributed ordinary income	37,851
Capital loss carryforward	(105,097)

Cost for federal income tax purposes	$ 54,863,433

The tax character of distributions paid was as follows:

	April 30, 2007	April 30, 2006
Ordinary Income	$ 2,941,900	$ 2,162,630

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $42,664,914 and $31,945,550, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $118 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .85% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $70,744.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,414, respectively.

Annual Report

Notes to Financial Statements - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Summer Street Trust, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Focused High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Focused High Income Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Focused High Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 19, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-
2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Focused High Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-
2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of Focused High Income. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Robert A. Lawrence (54)

Year of Election or Appointment: 2006

Vice President of Focused High Income. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

Matthew Conti (41)

Year of Election or Appointment: 2004

Vice President of Focused High Income. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti worked as a research analyst and portfolio manager. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

Eric D. Roiter (58)

Year of Election or Appointment: 2004

Secretary of Focused High Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Focused High Income. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Focused High Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Focused High Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-
present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Focused High Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Focused High Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Focused High Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Focused High Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Focused High Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Focused High Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Focused High Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of .09% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $892,351 of distributions paid during the period January 1, 2007 to April 30, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FFH-UANN-0607
1.801605.102

Fidelity®

High Income

Fund

Annual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Fund	11.09%	10.57%	5.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Fund on April 30, 1997. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Frederick Hoff, Portfolio Manager of Fidelity® High Income Fund

After a modest shortfall at the outset of the one-year period ending April 30, 2007, the U.S. high-yield bond market rallied with 10 consecutive monthly gains. For the 12-month period overall, the Merrill Lynch® U.S. High Yield Master II Constrained Index rose 11.80%. High yield fell in May and June of 2006 when data showed that core inflation was higher than expected. As a result, riskier assets such as "junk" bonds sold off. But the asset class soon rebounded, helped by an end to the Federal Reserve Board's two-year interest-rate-hike campaign. Other factors also boosted returns for low-quality debt, including an increase in merger-and-acquisition activity, an abundance of global liquidity and a corporate default rate that reached a record low in the first quarter of 2007. Although high-yield investors were shaken in late February and early March by a sharp decline in Asian markets and housing/mortgage-related concerns domestically, the Merrill Lynch index still enjoyed positive returns in both months, followed by a more pronounced uptick in April.

For the 12 months ending April 30, 2007, the fund returned 11.09%, slightly lagging the Merrill Lynch index. The fund's generally cautious stance was a negative. I continued to be underweighted in CCC-rated bonds - the market's lowest-quality tier - which were some of the market's best performers. I also held a higher-than-usual cash weighting, which hurt, although this allocation declined as the year went on. Weak security selection among cable television bonds detracted as well. In contrast, the fund benefited from favorable security selection among BB/B-rated bonds and in the automotive and health care industries. Strong security selection of air transportation bonds also helped. The largest individual detractor of the period was a position in Charter Communications bonds. I was overweighted in the company's bank loans and senior debt, but Charter's riskier junior debt, in which I was underweighted, did much better. Similarly, owning the wrong types of bonds of energy company El Paso was another negative. Also detracting was my very small allocation to the common stock of cosmetics maker Revlon. On the positive side, my positioning in health care services company HCA contributed. I was initially underweighted in HCA bonds when the company agreed to an LBO financed through a significant amount of added debt. I bought this debt, which subsequently performed very well. Bonds of Intelsat, a global satellite company that continued to post solid earnings, further added to performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Actual	$ 1,000.00	$ 1,064.60	$ 3.84
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.08	$ 3.76

* Expenses are equal to the Fund's annualized expense ratio of .75%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five Holdings as of April 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.9	0.5
Freescale Semiconductor, Inc.	2.0	0.5
General Motors Acceptance Corp.	1.8	2.2
Intelsat Ltd.	1.6	2.0
Chesapeake Energy Corp.	1.7	1.4
	10.0
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.0	11.6
Healthcare	8.6	6.9
Technology	7.8	10.0
Energy	7.8	7.3
Electric Utilities	6.1	7.1
Quality Diversification (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 2.4%	BBB 1.0%
BB 30.3%	BB 35.0%
B 43.9%	B 45.1%
CCC,CC,C 12.3%	CCC,CC,C 10.1%
D 0.0%	D 0.1%
Not Rated 3.0%	Not Rated 1.3%
Equities 0.9%	Equities 0.7%
Short-Term Investments and Net Other Assets 7.2%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2007*		As of October 31, 2006**
	Nonconvertible Bonds 80.2%		Nonconvertible Bonds 84.8%
	Convertible Bonds, Preferred Stocks 0.7%		Convertible Bonds, Preferred Stocks 0.0%
	Common Stocks 0.6%		Common Stocks 0.7%
	Floating Rate Loans 11.3%		Floating Rate Loans 7.8%
	Short-Term Investments and Net Other Assets 7.2%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	10.2%	** Foreign investments	12.5%

Annual Report

Investments April 30, 2007

Showing Percentage of Net Assets

Corporate Bonds - 80.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.4%
Energy - 0.4%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 19,025	$ 20,732
Nonconvertible Bonds - 80.2%
Aerospace - 0.5%
Alion Science & Technology Corp. 10.25% 2/1/15 (d)	2,250	2,363
Bombardier, Inc.:
6.3% 5/1/14 (d)	4,740	4,574
8% 11/15/14 (d)	11,590	12,198
Transdigm, Inc. 7.75% 7/15/14 (d)	4,350	4,535
		23,670
Air Transportation - 0.4%
Continental Airlines, Inc.:
6.903% 4/19/22	2,330	2,356
7.339% 4/19/14	3,920	3,984
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18	1,521	1,525
8.312% 10/2/12	1,409	1,433
Delta Air Lines, Inc.:
7.9% 12/15/09 (f)	14,295	7,433
8.3% 12/15/29 (f)	7,735	4,061
10% 8/15/08 (f)	1,980	1,010
		21,802
Auto Parts Distribution - 0.5%
American Axle & Manufacturing, Inc. 7.875% 3/1/17	9,500	9,524
Cooper Tire & Rubber Co. 8% 12/15/19	1,890	1,852
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (d)	3,090	3,329
9.14% 12/1/09 (d)(e)	8,760	8,804
		23,509
Automotive - 5.1%
Commercial Vehicle Group, Inc. 8% 7/1/13	3,830	3,830
Ford Motor Co. 7.45% 7/16/31	4,775	3,778
Ford Motor Credit Co.:
7% 10/1/13	4,740	4,491
8% 12/15/16	22,920	22,347
9.8056% 4/15/12 (e)	9,450	10,100
9.875% 8/10/11	31,090	33,106
10.6049% 6/15/11 (e)	8,075	8,721
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp.:
6.75% 12/1/14	$ 43,695	$ 43,040
6.875% 9/15/11	16,250	16,311
6.875% 8/28/12	8,890	8,884
8% 11/1/31	23,425	25,182
General Motors Corp.:
8.25% 7/15/23	4,855	4,394
8.375% 7/15/33	13,315	12,050
GMAC LLC 6.125% 1/22/08	14,000	13,980
Stoneridge, Inc. 11.5% 5/1/12	4,370	4,621
Tenneco, Inc. 8.625% 11/15/14	17,000	17,978
The Goodyear Tire & Rubber Co. 9% 7/1/15	11,770	12,947
Visteon Corp.:
7% 3/10/14	2,930	2,600
8.25% 8/1/10	9,555	9,698
		258,058
Broadcasting - 0.7%
Nexstar Broadcasting, Inc. 7% 1/15/14	23,870	23,154
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (c)	1,025	1,007
Paxson Communications Corp. 8.6056% 1/15/12 (d)(e)	5,000	5,100
Radio One, Inc. 8.875% 7/1/11	3,715	3,826
		33,087
Building Materials - 0.8%
Building Materials Corp. of America 7.75% 8/1/14	11,955	11,716
General Cable Corp.:
7.125% 4/1/17 (d)	1,940	1,950
7.725% 4/1/15 (d)(e)	5,110	5,161
Goodman Global Holdings, Inc. 8.36% 6/15/12 (e)	2,108	2,129
Interline Brands, Inc. 8.125% 6/15/14	2,000	2,075
Nortek, Inc. 8.5% 9/1/14	10,255	10,127
Texas Industries, Inc. 7.25% 7/15/13	6,670	6,903
		40,061
Cable TV - 4.2%
Cablevision Systems Corp. 9.82% 4/1/09 (e)	5,015	5,303
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	3,000	3,143
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	$ 39,949	$ 42,346
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10	4,770	5,074
10.25% 9/15/10	5,000	5,325
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (d)	18,380	19,230
8.375% 4/30/14 (d)	12,860	13,471
CSC Holdings, Inc. 7.625% 4/1/11	18,870	19,460
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	18,290	17,558
EchoStar Communications Corp.:
5.75% 10/1/08	5,115	5,115
7% 10/1/13	19,870	20,640
7.125% 2/1/16	19,010	19,770
Kabel Deutschland GmbH 10.625% 7/1/14	6,270	7,022
NTL Cable PLC 9.125% 8/15/16	6,470	6,923
Rogers Cable, Inc. 6.75% 3/15/15	14,310	15,008
Videotron Ltee 6.875% 1/15/14	7,670	7,766
		213,154
Capital Goods - 1.5%
American Railcar Industries, Inc. 7.5% 3/1/14 (d)	7,400	7,641
Baldor Electric Co. 8.625% 2/15/17	3,550	3,790
Case New Holland, Inc.:
7.125% 3/1/14	10,610	11,114
9.25% 8/1/11	4,920	5,166
Chart Industries, Inc. 9.125% 10/15/15	10,135	10,743
Esco Corp. 8.625% 12/15/13 (d)	12,340	13,173
Hawk Corp. 8.75% 11/1/14	4,189	4,336
Invensys PLC 9.875% 3/15/11 (d)	5,670	6,081
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	2,240	2,285
9.5% 8/1/14	3,190	3,413
Sensus Metering Systems, Inc. 8.625% 12/15/13	5,260	5,392
		73,134
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - 1.4%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	$ 16,700	$ 17,619
Georgia Gulf Corp.:
9.5% 10/15/14 (d)	9,935	9,935
10.75% 10/15/16 (d)	3,020	3,058
Lyondell Chemical Co. 8.25% 9/15/16	7,330	7,871
MacDermid, Inc. 9.5% 4/15/17 (d)	1,410	1,470
Phibro Animal Health Corp. 10% 8/1/13 (d)	7,420	7,939
PolyOne Corp. 8.875% 5/1/12	4,735	4,771
The Mosaic Co.:
7.375% 12/1/14 (d)	9,860	10,291
7.625% 12/1/16 (d)	7,040	7,480
		70,434
Consumer Products - 1.2%
Jarden Corp. 7.5% 5/1/17	9,490	9,704
Jostens IH Corp. 7.625% 10/1/12	3,300	3,350
K2, Inc. 7.375% 7/1/14	18,450	19,373
NPI Merger Corp.:
9.37% 10/15/13 (d)(e)	7,150	7,311
10.75% 4/15/14 (d)	2,700	2,869
Riddell Bell Holdings, Inc. 8.375% 10/1/12	6,600	6,551
Vitro SAB de CV:
8.625% 2/1/12 (d)	2,950	3,043
9.125% 2/1/17 (d)	6,240	6,524
		58,725
Containers - 1.0%
Berry Plastics Holding Corp. 8.875% 9/15/14	5,070	5,209
BWAY Corp. 10% 10/15/10	8,735	9,150
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	5,330	5,357
7.75% 5/15/11	3,750	3,881
8.25% 5/15/13	3,000	3,165
8.75% 11/15/12	3,000	3,165
8.875% 2/15/09	3,516	3,586
Owens-Illinois, Inc.:
7.35% 5/15/08	2,020	2,040
7.5% 5/15/10	14,000	14,350
		49,903
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - 0.4%
E*TRADE Financial Corp. 7.375% 9/15/13	$ 3,310	$ 3,442
KAR Holdings, Inc. 8.75% 5/1/14 (d)	5,690	5,854
Residential Capital Corp. 6.725% 6/29/07 (e)	10,000	10,008
		19,304
Diversified Media - 1.4%
Advanstar Communications, Inc. 10.75% 8/15/10	3,560	3,876
Affinion Group, Inc. 11.5% 10/15/15	7,250	7,993
Block Communications, Inc. 8.25% 12/15/15 (d)	6,600	6,749
CanWest Media, Inc. 8% 9/15/12	2,660	2,766
LBI Media Holdings, Inc. 0% 10/15/13 (c)	8,870	8,116
LBI Media, Inc. 10.125% 7/15/12	9,390	9,883
Liberty Media Corp. 5.7% 5/15/13	20,495	19,419
Nielsen Finance LLC/Co. 10% 8/1/14 (d)	8,560	9,373
		68,175
Electric Utilities - 5.3%
AES Corp.:
8.75% 6/15/08	1,628	1,677
8.75% 5/15/13 (d)	26,680	28,514
9.375% 9/15/10	13,149	14,382
9.5% 6/1/09	17,342	18,534
AES Gener SA 7.5% 3/25/14	6,035	6,427
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	14,485	15,716
Aquila, Inc. 14.875% 7/1/12	4,405	5,727
Calpine Generating Co. LLC 9.07% 4/1/09 (e)	50	52
CMS Energy Corp.:
7.75% 8/1/10	22,460	23,780
8.5% 4/15/11	11,175	12,209
8.9% 7/15/08	19,995	20,670
9.875% 10/15/07	8,860	8,993
Mirant Americas Generation LLC 8.3% 5/1/11	14,710	15,556
Mirant North America LLC 7.375% 12/31/13	5,510	5,827
NRG Energy, Inc.:
7.25% 2/1/14	29,460	30,417
7.375% 2/1/16	5,710	5,938
7.375% 1/15/17	4,885	5,093
NSG Holdings II, LLC 7.75% 12/15/25 (d)	12,880	13,234
Reliant Energy, Inc. 6.75% 12/15/14	6,270	6,584
Sierra Pacific Resources:
6.75% 8/15/17	4,320	4,396
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Sierra Pacific Resources: - continued
7.803% 6/15/12	$ 61	$ 65
TECO Energy, Inc.:
6.125% 5/1/07	10,905	10,886
7.36% 5/1/10 (e)	7,370	7,527
Tenaska Alabama Partners LP 7% 6/30/21 (d)	4,165	4,206
		266,410
Energy - 7.0%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17	3,370	3,387
Atlas Pipeline Partners LP 8.125% 12/15/15	6,980	7,189
Berry Petroleum Co. 8.25% 11/1/16	5,000	5,013
Chaparral Energy, Inc. 8.875% 2/1/17 (d)	15,315	15,660
Chesapeake Energy Corp.:
6.5% 8/15/17	30,090	29,940
6.625% 1/15/16	7,960	8,099
6.875% 1/15/16	2,980	2,976
7% 8/15/14	4,960	5,127
7.5% 9/15/13	4,000	4,190
7.5% 6/15/14	7,430	7,783
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	1,300	1,362
7.75% 5/15/17	2,750	2,915
Complete Production Services, Inc. 8% 12/15/16 (d)	20,970	21,704
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	20,000	21,300
El Paso Production Holding Co. 7.75% 6/1/13	12,115	12,736
Hanover Compressor Co.:
7.5% 4/15/13	1,410	1,435
8.625% 12/15/10	2,030	2,116
9% 6/1/14	3,710	3,998
Harvest Operations Corp. 7.875% 10/15/11	3,710	3,562
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	8,120	8,171
9% 6/1/16 (d)	9,470	10,086
Mariner Energy, Inc. 8% 5/15/17	4,050	4,070
OPTI Canada, Inc. 8.25% 12/15/14 (d)	18,780	19,931
Petrohawk Energy Corp. 9.125% 7/15/13	21,090	22,619
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	5,564
Plains Exploration & Production Co. 7% 3/15/17	19,310	19,382
Pogo Producing Co.:
6.625% 3/15/15	5,640	5,513
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Pogo Producing Co.: - continued
7.875% 5/1/13	$ 6,940	$ 7,044
Pride International, Inc. 7.375% 7/15/14	3,650	3,714
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,890	1,871
7.375% 7/15/13	16,370	16,697
Regency Energy Partners LP/Regency Energy Finance Corp. 8.375% 12/15/13 (d)	14,230	14,728
Stone Energy Corp. 6.75% 12/15/14	1,720	1,604
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	3,190	3,270
Tennessee Gas Pipeline Co.:
7% 10/15/28	7,600	8,180
8.375% 6/15/32	1,885	2,377
Williams Companies, Inc.:
6.375% 10/1/10 (d)	9,860	10,008
7.125% 9/1/11	13,320	13,986
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17 (d)	10,760	11,406
		350,713
Environmental - 0.7%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	8,327
6.875% 6/1/17	9,500	9,619
7.125% 5/15/16	17,290	17,701
		35,647
Food and Drug Retail - 1.3%
Albertsons, Inc. 7.45% 8/1/29	9,925	9,984
Jean Coutu Group, Inc. 7.625% 8/1/12	7,200	7,632
Rite Aid Corp.:
6.875% 8/15/13	5,838	5,283
7.7% 2/15/27	4,725	4,064
Stater Brothers Holdings, Inc.:
7.75% 4/15/15 (d)	14,270	14,627
8.8549% 6/15/10 (e)	5,560	5,616
SUPERVALU, Inc. 7.5% 11/15/14	17,750	18,549
		65,755
Food/Beverage/Tobacco - 0.9%
Dean Foods Co. 8.15% 8/1/07	5,198	5,204
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	$ 16,000	$ 16,840
Reynolds American, Inc. 7.625% 6/1/16	17,330	18,933
Swift & Co. 10.125% 10/1/09	5,665	5,835
		46,812
Gaming - 1.8%
Mandalay Resort Group 9.5% 8/1/08	5,385	5,611
MGM Mirage, Inc.:
5.875% 2/27/14	24,030	22,558
6.625% 7/15/15	12,005	11,600
6.75% 9/1/12	9,860	9,872
9.75% 6/1/07	4,850	4,864
Park Place Entertainment Corp. 7% 4/15/13	5,675	6,030
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (d)	6,540	6,736
Snoqualmie Entertainment Authority 9.125% 2/1/15 (d)	1,970	2,039
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12	2,100	2,174
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	19,230	19,230
		90,714
Healthcare - 6.9%
AmeriPath, Inc. 10.5% 4/1/13	9,620	10,474
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,973
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	4,813
Carriage Services, Inc. 7.875% 1/15/15	5,170	5,299
Community Health Systems, Inc. 6.5% 12/15/12	6,970	7,179
CRC Health Group, Inc. 10.75% 2/1/16	4,750	5,189
DaVita, Inc.:
6.625% 3/15/13	5,380	5,380
7.25% 3/15/15	9,065	9,246
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	4,260	4,185
HCA, Inc.:
5.75% 3/15/14	6,895	5,981
6.5% 2/15/16	1,915	1,664
7.5% 11/6/33	4,775	4,118
9.125% 11/15/14 (d)	12,130	13,100
9.25% 11/15/16 (d)	45,950	50,086
9.625% 11/15/16 pay-in-kind (d)	16,755	18,305
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	$ 15,140	$ 15,670
Invacare Corp. 9.75% 2/15/15 (d)	4,310	4,385
Omega Healthcare Investors, Inc. 7% 1/15/16	8,000	8,090
Psychiatric Solutions, Inc. 10.625% 6/15/13	5,249	5,721
ResCare, Inc. 7.75% 10/15/13	8,585	8,757
Senior Housing Properties Trust 7.875% 4/15/15	1,833	1,925
Service Corp. International 7.375% 10/1/14	9,765	10,131
Skilled Healthcare Group, Inc. 11% 1/15/14 (d)	7,350	8,214
Sun Healthcare Group, Inc. 9.125% 4/15/15 (d)	890	923
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	13,300	14,098
Tenet Healthcare Corp.:
9.25% 2/1/15	15,515	15,496
9.875% 7/1/14	29,285	29,871
U.S. Oncology, Inc. 9% 8/15/12	6,120	6,533
United Surgical Partners International, Inc. 8.875% 5/1/17 (d)	5,540	5,692
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (d)(e)	15,140	15,310
Ventas Realty LP:
6.5% 6/1/16	19,020	19,210
6.625% 10/15/14	9,875	9,974
6.75% 6/1/10	4,810	4,906
6.75% 4/1/17	8,880	9,035
		344,933
Homebuilding/Real Estate - 2.6%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	8,280	8,145
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	6,630	6,033
6.25% 1/15/16	4,735	4,226
6.375% 12/15/14	5,000	4,463
KB Home 5.875% 1/15/15	4,740	4,361
Realogy Corp.:
10.5% 4/15/14 (d)	28,730	28,802
12.375% 4/15/15 (d)	28,730	28,730
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)	28,460	28,816
Standard Pacific Corp. 7.75% 3/15/13	4,000	3,840
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Technical Olympic USA, Inc.:
7.5% 1/15/15	$ 4,820	$ 3,398
9% 7/1/10	9,785	9,271
		130,085
Hotels - 0.7%
Host Hotels & Resorts LP 6.875% 11/1/14	19,730	20,248
Host Marriott LP:
6.375% 3/15/15	10,515	10,462
7.125% 11/1/13	5,865	6,056
		36,766
Insurance - 0.6%
UnumProvident Corp.:
6.75% 12/15/28	6,795	6,710
7.625% 3/1/11	7,226	7,739
UnumProvident Finance Co. PLC 6.85% 11/15/15 (d)	5,000	5,225
USI Holdings Corp.:
9.23% 11/15/14 (d)(e)	6,810	6,878
9.75% 5/15/15 (d)	2,390	2,441
		28,993
Leisure - 0.6%
Festival Fun Parks LLC 10.875% 4/15/14	8,540	8,775
Six Flags, Inc.:
9.625% 6/1/14	9,075	8,757
9.75% 4/15/13	4,975	4,876
Vail Resorts, Inc. 6.75% 2/15/14	5,620	5,683
		28,091
Metals/Mining - 3.5%
Aleris International, Inc. 9% 12/15/14 (d)	7,720	8,222
America Rock Salt Co. LLC 9.5% 3/15/14	3,920	3,979
Century Aluminum Co. 7.5% 8/15/14	2,510	2,598
Drummond Co., Inc. 7.375% 2/15/16 (d)	8,735	8,451
FMG Finance Property Ltd.:
10% 9/1/13 (d)	4,555	5,005
10.625% 9/1/16 (d)	8,230	9,609
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,349
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	11,760	12,745
8.375% 4/1/17	19,030	20,838
8.5463% 4/1/15 (e)	9,500	9,999
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Massey Energy Co. 6.875% 12/15/13	$ 26,210	$ 25,325
Novelis, Inc. 7.25% 2/15/15	16,730	17,567
Peabody Energy Corp.:
6.875% 3/15/13	9,935	10,159
7.375% 11/1/16	30,970	32,828
PNA Group, Inc. 10.75% 9/1/16 (d)	4,740	5,226
		177,900
Paper - 1.3%
Catalyst Paper Corp. 8.625% 6/15/11	3,990	4,020
Georgia-Pacific Corp.:
8.125% 5/15/11	2,585	2,721
8.875% 5/15/31	5,320	5,679
9.5% 12/1/11	14,263	15,689
Glatfelter 7.125% 5/1/16	4,440	4,551
Stone Container Corp. 8.375% 7/1/12	3,000	3,045
Valassis Communications, Inc. 8.25% 3/1/15 (d)	28,605	28,176
		63,881
Publishing/Printing - 0.5%
Cenveo Corp. 7.875% 12/1/13	11,800	11,741
The Reader's Digest Association, Inc. 9% 2/15/17 (d)	15,240	14,973
		26,714
Railroad - 0.1%
Kansas City Southern de Mexico, S. de RL de CV 7.625% 12/1/13 (d)	4,780	4,852
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,247
		6,099
Restaurants - 0.8%
Carrols Corp. 9% 1/15/13	17,725	18,257
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	15,595	15,478
NE Restaurant, Inc. 10.75% 7/15/08	3,180	3,180
Uno Restaurant Corp. 10% 2/15/11 (d)	4,030	3,405
		40,320
Services - 4.0%
Ahern Rentals, Inc. 9.25% 8/15/13	16,545	17,290
Allied Security Escrow Corp. 11.375% 7/15/11	5,590	5,674
Aramark Corp. 8.5% 2/1/15 (d)	15,190	15,874
Ashtead Capital, Inc. 9% 8/15/16 (d)	9,340	10,064
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Ashtead Holdings PLC 8.625% 8/1/15 (d)	$ 3,300	$ 3,432
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (d)	6,445	6,606
7.86% 5/15/14 (d)(e)	1,360	1,397
Corrections Corp. of America:
6.25% 3/15/13	16,770	16,770
6.75% 1/31/14	5,130	5,233
FTI Consulting, Inc.:
7.625% 6/15/13	2,000	2,060
7.75% 10/1/16	3,760	3,925
H&E Equipment Services, Inc. 8.375% 7/15/16	4,820	5,218
Hertz Corp.:
8.875% 1/1/14	17,270	18,565
10.5% 1/1/16	7,170	8,210
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (d)	20,585	20,894
Iron Mountain, Inc. 6.625% 1/1/16	10,470	10,130
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12	9,620	11,159
Penhall International Corp. 12% 8/1/14 (d)	9,015	9,871
Rental Service Corp. 9.5% 12/1/14 (d)	9,030	9,606
United Rentals North America, Inc. 7% 2/15/14	18,730	19,058
		201,036
Shipping - 1.6%
Gulfmark Offshore, Inc. 7.75% 7/15/14	2,000	2,043
H-Lines Finance Holding Corp. 0% 4/1/13 (c)	1,811	1,720
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	10,345	9,905
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (d)	13,720	14,406
OMI Corp. 7.625% 12/1/13	3,160	3,255
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,644
Ship Finance International Ltd. 8.5% 12/15/13	35,500	36,920
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,350
		82,243
Specialty Retailing - 0.6%
Sally Holdings LLC 9.25% 11/15/14 (d)	12,770	13,281
United Auto Group, Inc. 7.75% 12/15/16 (d)	14,790	15,030
		28,311
Steels - 0.3%
California Steel Industries, Inc. 6.125% 3/15/14	7,730	7,382
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steels - continued
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	$ 8,700	$ 9,222
Tube City IMS Corp. 9.75% 2/1/15 (d)	1,050	1,108
		17,712
Super Retail - 2.6%
Asbury Automotive Group, Inc. 8% 3/15/14	21,685	22,200
AutoNation, Inc. 7.3556% 4/15/13 (e)	2,680	2,703
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	5,785	6,016
Dillard's, Inc. 6.69% 8/1/07	14,045	14,080
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	14,650	15,602
Linens 'n Things, Inc. 10.9896% 1/15/14 (e)	3,000	2,831
Michaels Stores, Inc. 10% 11/1/14 (d)	21,695	23,756
Neiman Marcus Group, Inc. 9% 10/15/15	16,960	18,741
Sonic Automotive, Inc. 8.625% 8/15/13	24,995	26,057
		131,986
Technology - 6.9%
Activant Solutions, Inc. 9.5% 5/1/16	3,320	3,287
Amkor Technology, Inc.:
7.75% 5/15/13	6,550	6,485
9.25% 6/1/16	12,890	13,631
Avago Technologies Finance Ltd. 10.125% 12/1/13	21,880	23,904
Conexant Systems, Inc. 9.11% 11/15/10 (e)	2,965	3,039
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (d)	29,715	29,828
9.125% 12/15/14 pay-in-kind (d)	53,185	53,042
10.125% 12/15/16 (d)	18,180	18,385
IKON Office Solutions, Inc. 7.75% 9/15/15	9,165	9,600
Lucent Technologies, Inc.:
6.45% 3/15/29	22,750	20,703
6.5% 1/15/28	1,445	1,315
Nortel Networks Corp.:
9.6056% 7/15/11 (d)(e)	11,120	11,926
10.75% 7/15/16 (d)	25,005	28,224
NXP BV:
7.875% 10/15/14 (d)	6,980	7,250
8.1056% 10/15/13 (d)(e)	9,850	10,170
9.5% 10/15/15 (d)	5,000	5,250
Open Solutions, Inc. 9.75% 2/1/15 (d)	2,440	2,522
PGS Solutions, Inc. 9.625% 2/15/15 (d)	3,960	4,010
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Serena Software, Inc. 10.375% 3/15/16	$ 6,855	$ 7,472
Solectron Global Finance Ltd. 8% 3/15/16	3,790	3,828
SunGard Data Systems, Inc. 9.125% 8/15/13	32,000	34,320
Xerox Capital Trust I 8% 2/1/27	33,080	33,783
Xerox Corp. 7.625% 6/15/13	14,500	15,116
		347,090
Telecommunications - 10.4%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	15,550	16,794
Centennial Communications Corp.:
10% 1/1/13	8,800	9,504
11.0994% 1/1/13 (e)	8,000	8,400
Cricket Communications, Inc. 9.375% 11/1/14 (d)	19,860	21,225
Digicel Group Ltd.:
8.875% 1/15/15 (d)	22,585	22,133
9.125% 1/15/15 pay-in-kind (d)	16,175	15,670
Digicel Ltd. 9.25% 9/1/12 (d)	1,610	1,709
Dobson Communications Corp. 8.875% 10/1/13	3,815	3,944
Dycom Investment, Inc. 8.125% 10/15/15	2,960	3,115
Intelsat Ltd.:
9.25% 6/15/16	47,470	52,276
11.25% 6/15/16	24,870	28,352
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (e)	5,000	5,344
Level 3 Financing, Inc.:
8.75% 2/15/17 (d)	9,850	10,022
9.25% 11/1/14 (d)	21,770	22,586
12.25% 3/15/13	16,000	18,701
MetroPCS Wireless, Inc. 9.25% 11/1/14 (d)	18,180	19,362
Millicom International Cellular SA 10% 12/1/13	11,840	12,994
Nextel Communications, Inc. 7.375% 8/1/15	22,580	23,358
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (d)	7,920	8,514
PanAmSat Corp.:
9% 8/15/14	3,105	3,346
9% 6/15/16	23,720	25,973
Qwest Communications International, Inc.:
7.5% 2/15/14	15,725	16,236
7.5% 2/15/14	1,840	1,900
Qwest Corp.:
7.5% 10/1/14	24,500	25,848
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Corp.: - continued
7.625% 6/15/15	$ 15,890	$ 16,982
7.875% 9/1/11	8,465	9,015
8.6049% 6/15/13 (e)	20,090	21,948
Rogers Communications, Inc.:
6.375% 3/1/14	15,950	16,448
8% 12/15/12	3,790	4,041
8.4799% 12/15/10 (e)	5,330	5,437
Rural Cellular Corp. 8.25% 3/15/12	5,440	5,739
U.S. West Capital Funding, Inc. 6.375% 7/15/08	6,000	6,045
U.S. West Communications:
5.625% 11/15/08	5,000	5,000
6.875% 9/15/33	4,920	4,809
Wind Acquisition Finance SA 10.75% 12/1/15 (d)	7,565	8,738
Windstream Corp.:
7% 3/15/19 (d)	9,490	9,561
8.125% 8/1/13	7,580	8,224
8.625% 8/1/16	21,725	23,843
		523,136
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 8.735% 12/15/14 (d)(e)	4,670	4,798
TOTAL NONCONVERTIBLE BONDS		4,029,161
TOTAL CORPORATE BONDS (Cost $3,890,762)		4,049,893
Common Stocks - 0.6%
	Shares
Cable TV - 0.2%
EchoStar Communications Corp. Class A (a)	150,860	7,020
Time Warner Cable, Inc. (a)	38,232	1,408
		8,428
Consumer Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	1,139,829	1,470
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(h)	13,662,268	68
Energy - 0.1%
El Paso Corp.	300,000	4,500
Common Stocks - continued
	Shares	Value (000s)
Shipping - 0.2%
OceanFreight, Inc.	500,000	$ 9,675
Telecommunications - 0.1%
Sprint Nextel Corp.	227,548	4,558
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(h)	143,778	1,048
TOTAL COMMON STOCKS (Cost $23,796)		29,747
Nonconvertible Preferred Stocks - 0.3%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	23
Telecommunications - 0.3%
Rural Cellular Corp. 12.25% pay-in-kind	14,969	17,663
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,915)		17,686
Floating Rate Loans - 11.3%
	Principal Amount (000s)
Auto Parts Distribution - 0.2%
Navistar International Corp.:
term loan 8.6099% 1/19/12 (e)	$ 6,475	6,572
8.5994% 1/19/12 (e)	2,355	2,390
		8,962
Automotive - 0.9%
Dana Corp. term loan 7.88% 4/13/08 (e)	5,780	5,780
Delphi Corp. term loan:
7.625% 12/31/07 (e)	1,450	1,454
8.125% 12/31/07 (e)	6,210	6,233
Ford Motor Co. term loan 8.36% 12/15/13 (e)	24,938	25,062
General Motors Corp. term loan 7.725% 11/29/13 (e)	2,713	2,734
Lear Corp. term loan 7.853% 4/25/12 (e)	4,985	4,985
		46,248
Building Materials - 0.2%
Building Materials Corp. of America term loan 8.1875% 2/22/14 (e)	9,975	9,900
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 1.5%
Charter Communications Operating LLC Tranche B 1LN, term loan:
7.32% 3/6/14 (e)	$ 14,440	$ 14,422
7.35% 3/6/14 (e)	17,900	17,878
CSC Holdings, Inc. Tranche B, term loan 7.0838% 3/29/13 (e)	41,729	41,885
		74,185
Chemicals - 0.3%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 5.32% 4/2/13 (e)	592	595
term loan 7.099% 4/2/14 (e)	3,258	3,274
Hexion Specialty Chemicals, Inc. term loan 7.875% 5/5/13 (e)	9,913	9,987
Solutia, Inc. Tranche B, term loan 8.36% 3/31/08 (e)	520	525
		14,381
Consumer Products - 0.0%
Yankee Candle Co., Inc. term loan 7.35% 2/6/14 (e)	760	764
Diversified Financial Services - 0.2%
LS Power Acquisition Corp. Tranche 1LN, term loan 7.32% 4/30/14 (e)	2,910	2,919
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (e)	4,856	4,875
Tranche C, term loan 7.07% 4/18/12 (e)	2,815	2,826
		10,620
Electric Utilities - 0.8%
Calpine Corp. Tranche D, term loan 7.57% 3/29/09 (e)	22,550	22,663
NRG Energy, Inc.:
Credit-Linked Deposit 7.35% 2/1/13 (e)	2,364	2,381
term loan 7.35% 2/1/13 (e)	7,301	7,356
Riverside Energy Center LLC:
term loan 9.59% 6/24/11 (e)	8,641	8,792
Credit-Linked Deposit 9.705% 6/24/11 (e)	425	432
		41,624
Energy - 0.3%
Compagnie Generale de Geophysique SA term loan 7.35% 1/12/14 (e)	1,776	1,789
Sandridge Energy, Inc. term loan:
8.975% 4/1/14 (e)	2,310	2,348
8.625% 4/1/15 (e)	12,610	12,878
		17,015
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.0%
National CineMedia LLC term loan 7.09% 2/13/15 (e)	$ 1,430	$ 1,430
Gaming - 0.4%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.36% 2/16/14 (e)	385	388
Venetian Macau Ltd. Tranche B, term loan:
7.6% 5/26/12 (e)(g)	6,667	6,717
7.85% 5/26/13 (e)	13,333	13,467
		20,572
Healthcare - 1.7%
DaVita, Inc. Tranche B1, term loan 6.8418% 10/5/12 (e)	21,407	21,434
HCA, Inc. Tranche B, term loan 7.6% 11/17/13 (e)	49,875	50,374
Health Management Associates, Inc. Tranche B, term loan 7.1% 2/28/14 (e)	2,710	2,720
IASIS Healthcare Corp.:
term loan 7.356% 3/15/14 (e)	1,054	1,057
Tranche DD, term loan 3/15/14 (e)(g)	360	361
7.32% 3/15/14 (e)	96	96
LifeCare Holdings, Inc. term loan 7.6% 8/11/12 (e)	9,879	9,731
		85,773
Homebuilding/Real Estate - 0.1%
EOP Operating LP term loan 7.97% 2/28/09 (e)	3,810	3,810
Metals/Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 7.07% 3/19/14 (e)	20,698	20,756
Paper - 0.8%
Boise Cascade Holdings LLC Tranche D, term loan 6.82% 10/26/11 (e)	4,218	4,218
Georgia-Pacific Corp. Tranche B1, term loan 7.3199% 12/23/12 (e)	33,575	33,743
		37,961
Services - 0.6%
Aramark Corp.:
term loan 7.475% 1/26/14 (e)	6,200	6,231
7.445% 1/26/14 (e)	443	445
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.61% 4/19/12 (e)	12,343	12,343
RSC Equipment Rental Tranche 2LN, term loan 8.8566% 11/30/13 (e)	9,190	9,351
		28,370
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.0%
GNC Corp. term loan 7.6% 9/16/13 (e)	$ 1,510	$ 1,510
Super Retail - 0.8%
Michaels Stores, Inc. Tranche B, term loan 8.125% 10/31/13 (e)	9,743	9,743
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (e)	30,000	30,263
		40,006
Technology - 0.9%
Open Solutions, Inc. term loan 7.485% 1/23/14 (e)	660	662
Open Text Corp. term loan 7.86% 10/2/13 (e)	3,562	3,580
Riverdeep Interactive Learning USA, Inc. term loan:
8.1% 12/20/13 (e)	1,686	1,690
11.55% 12/21/07 (e)	1,390	1,390
SunGard Data Systems, Inc. term loan 7.36% 2/28/14 (e)	38,513	38,802
		46,124
Telecommunications - 1.2%
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (e)	5,250	5,270
Leap Wireless International, Inc. Tranche B, term loan 7.6% 6/16/13 (e)	1,638	1,648
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (e)	29,500	29,648
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (e)	9,035	9,080
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (e)	1,330	1,348
RCN Corp. term loan 7.57% 4/19/14 (e)	2,100	2,113
Wind Telecomunicazioni Spa term loan 12.6088% 12/12/11 pay-in-kind (e)	9,764	9,858
		58,965
TOTAL FLOATING RATE LOANS (Cost $565,446)		568,976
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 5.29% (b) (Cost $294,228)	294,227,919	294,228
Cash Equivalents - 0.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $25,486)	$ 25,490	$ 25,486
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $4,816,633)		4,986,016
NET OTHER ASSETS - 0.8%		41,344
NET ASSETS - 100%		$ 5,027,360
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,175,918,000 or 23.4% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Non-income producing - Issuer is in default.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $6,198,000 and $6,243,000, respectively. The coupon rate will be determined at time of settlement.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,116,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$25,486,000 due 5/01/07 at 5.12%
Banc of America Securities LLC	$ 3,893
Barclays Capital, Inc.	8,682
Fortis Securities LLC	5,565
Lehman Brothers, Inc.	7,346
$ 25,486
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 16,124
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.8%
Canada	3.4%
Bermuda	3.2%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information

At April 30, 2007, the fund had a capital loss carryforward of approximately $860,315,000 of which $120,849,000, $461,978,000 and $277,488,000 will expire on April 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2007
Assets
Investment in securities, at value (including repurchase agreements of $25,486) - See accompanying schedule: Unaffiliated issuers (cost $4,522,405)	$ 4,691,788
Fidelity Central Funds (cost $294,228)	294,228
Total Investments (cost $4,816,633)		$ 4,986,016
Cash		165
Receivable for investments sold		10,024
Receivable for fund shares sold		6,385
Interest receivable		92,863
Distributions receivable from Fidelity Central Funds		1,397
Prepaid expenses		12
Other receivables		1
Total assets		5,096,863

Liabilities
Payable for investments purchased	$ 60,195
Payable for fund shares redeemed	3,404
Distributions payable	2,772
Accrued management fee	2,343
Other affiliated payables	692
Other payables and accrued expenses	97
Total liabilities		69,503

Net Assets		$ 5,027,360
Net Assets consist of:
Paid in capital		$ 5,691,299
Undistributed net investment income		28,825
Accumulated undistributed net realized gain (loss) on investments		(862,147)
Net unrealized appreciation (depreciation) on investments		169,383
Net Assets, for 548,064 shares outstanding		$ 5,027,360
Net Asset Value, offering price and redemption price per share ($5,027,360 ÷ 548,064 shares)		$ 9.17

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2007
Investment Income
Dividends		$ 81
Interest		330,395
Income from Fidelity Central Funds		16,124
Total income		346,600

Expenses
Management fee	$ 24,494
Transfer agent fees	6,453
Accounting fees and expenses	1,116
Custodian fees and expenses	69
Independent trustees' compensation	13
Registration fees	106
Audit	146
Legal	31
Miscellaneous	20
Total expenses before reductions	32,448
Expense reductions	(317)	32,131
Net investment income		314,469
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		36,659
Change in net unrealized appreciation (depreciation) on investment securities		116,428
Net gain (loss)		153,087
Net increase (decrease) in net assets resulting from operations		$ 467,556

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2007	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 314,469	$ 231,923
Net realized gain (loss)	36,659	16,353
Change in net unrealized appreciation (depreciation)	116,428	59,713
Net increase (decrease) in net assets resulting from operations	467,556	307,989
Distributions to shareholders from net investment income	(311,320)	(230,109)
Share transactions Proceeds from sales of shares	1,500,054	978,021
Reinvestment of distributions	277,792	199,616
Cost of shares redeemed	(622,705)	(568,145)
Net increase (decrease) in net assets resulting from share transactions	1,155,141	609,492
Redemption fees	371	148
Total increase (decrease) in net assets	1,311,748	687,520

Net Assets
Beginning of period	3,715,612	3,028,092
End of period (including undistributed net investment income of $28,825 and undistributed net investment income of $26,205, respectively)	$ 5,027,360	$ 3,715,612
Other Information Shares
Sold	168,000	110,778
Issued in reinvestment of distributions	30,958	22,598
Redeemed	(69,946)	(64,494)
Net increase (decrease)	129,012	68,882

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 8.87	$ 8.65	$ 8.87	$ 8.36	$ 8.08
Income from Investment Operations
Net investment income B	.654	.614	.629	.672	.674
Net realized and unrealized gain (loss)	.291	.216	(.174)	.534	.219
Total from investment operations	.945	.830	.455	1.206	.893
Distributions from net investment income	(.646)	(.610)	(.676)	(.699)	(.616)
Redemption fees added to paid in capital B	.001	- F	.001	.003	.003
Net asset value, end of period	$ 9.17	$ 8.87	$ 8.65	$ 8.87	$ 8.36
Total Return A	11.09%	9.85%	5.18%	14.84%	12.15%
Ratios to Average Net Assets C, E
Expenses before reductions	.75%	.77%	.77%	.77%	.79%
Expenses net of fee waivers, if any	.75%	.77%	.77%	.77%	.79%
Expenses net of all reductions	.75%	.76%	.77%	.77%	.79%
Net investment income	7.31%	6.97%	7.07%	7.67%	8.82%
Supplemental Data
Net assets, end of period (in millions)	$ 5,027	$ 3,716	$ 3,028	$ 2,921	$ 2,345
Portfolio turnover rate D	39%	40%	65%	84%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM),an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 201,062
Unrealized depreciation	(18,889)
Net unrealized appreciation (depreciation)	182,173
Undistributed ordinary income	14,208
Capital loss carryforward	(860,315)

Cost for federal income tax purposes	$ 4,803,843

The tax character of distributions paid was as follows:

	April 30, 2007	April 30, 2006
Ordinary Income	$ 311,320	$ 230,109

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital. On July 20, 2006, the Board of Trustees approved the removal of the redemption fee beginning July 24, 2006 for shares redeemed from accounts held directly with Fidelity, and on or before September 1, 2006 for shares redeemed through intermediaries.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of

Annual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the Fund had unfunded loan commitments of $6,243.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,813,536 and $1,547,918, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $49 and $256, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 46% of the total outstanding shares of the fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Summer Street Trust, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 18, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of High Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of High Income. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Robert A. Lawrence (54)

Year of Election or Appointment: 2006

Vice President of High Income. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

Frederick D. Hoff, Jr. (42)

Year of Election or Appointment: 2000

Vice President of High Income. Mr. Hoff also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hoff worked as a research analyst, portfolio assistant, and manager. Mr. Hoff also serves as Vice President of FMR (1999) and FMR Co., Inc. (2001).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of High Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of High Income. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of High Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of High Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of High Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005- present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of High Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of High Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999- 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of High Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of High Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of High Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of High Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 0.09% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $104,488,008 of distributions paid during the period January 1, 2007 to April 30, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPH-UANN-0607
1.784717.104

Fidelity®

Inflation-Protected Bond

Fund

Annual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Inflation-Protected Bond's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2007	Past 1 year	Life of fund A
Inflation-Protected Bond	5.63%	6.00%

A From June 26, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Inflation-Protected Bond on June 26, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers ® U.S. Treasury Inflation-Protected Securities Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity® Inflation-Protected Bond Fund

Investment-grade bonds had solid results for the 12-month period ending April 30, 2007. Early on, bond prices declined - and their yields rose - as the Federal Reserve Board was still in its interest-rate-tightening mode, driven by an accelerating economy and spiraling oil prices, which threatened to trigger higher inflation and tempered high-quality debt returns. However, bond prices began to rise in the summer of 2006 after the Fed took a break from its less-accommodative monetary stance and left rates unchanged through period end. Performance also was boosted when the economy slowed and consumer price inflation returned to lower levels. Investors began to anticipate a rate cut in the first half of 2007, but mixed signals about the economy's direction dashed those hopes and bonds fell in December and January. Bonds rebounded for the rest of the period, though, even as subprime mortgage defaults wreaked havoc on the home-equity subsector of the asset-backed securities market. For the period as a whole, investment-grade debt returned 7.36% as measured by the Lehman Brothers® U.S. Aggregate Index.

During the past 12 months, Inflation-Protected Bond returned 5.63%. In comparison, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index - which tracks the types of securities in which the fund invests - returned 6.14%. TIPS lagged nominal U.S. Treasury securities - whose values do not adjust to compensate for the impact of inflation - for the period, due primarily to their underperformance in the summer and fall of 2006 amid receding inflation worries. The biggest boost to the fund's performance relative to the index was its out-of-index allocation to derivatives known as total-return swaps. Here's how these swaps work: I sold TIPS to counterparties and invested the proceeds in the Fidelity Ultra-Short Central Fund, a diversified pool of short-term assets designed to increase returns on cash-like investments. The counterparties paid the fund the cash flows from the TIPS I sold them in return for fees paid by the fund, which were less than Ultra-Short Central's yield. Detracting from performance were out-of-index holdings in asset-backed securities backed by subprime mortgage loans, most of which I held indirectly through Ultra-Short Central. These securities came under pressure due to concerns about subprime mortgage delinquencies and the growing likelihood of an increasing default rate.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,017.10	$ 3.35**
Hypothetical A	$ 1,000.00	$ 1,021.47	$ 3.36**
Class T
Actual	$ 1,000.00	$ 1,016.70	$ 3.75
Hypothetical A	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 1,012.50	$ 6.99
Hypothetical A	$ 1,000.00	$ 1,017.85	$ 7.00
Class C
Actual	$ 1,000.00	$ 1,012.00	$ 7.48
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,017.20	$ 2.25
Hypothetical A	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,017.10	$ 2.45
Hypothetical A	$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.67% **
Class T	.75%
Class B	1.40%
Class C	1.50%
Inflation-Protected Bond	.45%
Institutional Class	.49%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .75% and the expenses paid in the actual and hypothetical examples above would have been $3.75 and $3.76, respectively.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Coupon Distribution as of April 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	1.3	0.6
1 - 1.99%	14.3	15.8
2 - 2.99%	40.0	36.2
3 - 3.99%	25.8	26.9
4 - 4.99%	0.5	0.5
5 - 5.99%	13.0	11.1
6% and over	1.3	2.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of April 30, 2007
6 months ago
Years	9.7	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2007
6 months ago
Years	5.2	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Corporate Bonds 2.4%		Corporate Bonds 2.3%
	U.S. Government and U.S. Government Agency Obligations 82.3%		U.S. Government and U.S. Government Agency Obligations 80.3%
	Asset-Backed Securities 7.1%		Asset-Backed Securities 7.1%
	CMOs and Other Mortgage Related Securities 4.4%		CMOs and Other Mortgage Related Securities 3.9%
	Short-Term Investments and Net Other Assets 3.8%		Short-Term Investments and Net Other Assets 6.4%
* Foreign investments	3.0%	** Foreign investments	3.6%
* Futures and Swaps	17.1%	** Futures and Swaps	18.1%
* Inflation Protected	96.5%	** Inflation Protected	95.3%

For an unaudited list of the holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Annual Report

Investments April 30, 2007

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 81.1%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$ 38,442,000	$ 36,500,865
2.375% 1/15/25	80,771,502	81,226,132
2.375% 1/15/27	43,282,668	43,610,973
3.375% 4/15/32	1,146	1,394
3.625% 4/15/28	131,393,922	159,721,984
3.875% 4/15/29	100,497,992	127,380,478
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	22,661,189	21,947,790
1.625% 1/15/15	74,056,420	71,209,651
1.875% 7/15/13	135,760,890	134,233,145
1.875% 7/15/15	29,288,840	28,671,017
2% 4/15/12	4,010,680	4,000,431
2% 1/15/14	198,519,025	196,875,656
2% 1/15/16	97,898,960	96,491,529
2.375% 4/15/11	36,902,520	37,415,725
2.375% 1/15/17	75,416,770	76,606,760
2.5% 7/15/16	78,079,700	80,178,361
3% 7/15/12	103,921,404	109,068,444
3.375% 1/15/12	9,968,895	10,583,414
3.5% 1/15/11	11,690,200	12,342,331
3.625% 1/15/08	1,259	1,275
3.875% 1/15/09	1,060,739	1,096,619
4.25% 1/15/10	532,101	565,109
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,333,655,238)		1,329,729,083
Asset-Backed Securities - 0.2%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.02% 11/25/34 (b)	1,375,000	1,378,950
Home Equity Asset Trust Series 2003-8 Class M1, 6.04% 4/25/34 (b)	953,660	955,475
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 6.92% 8/25/34 (b)	580,000	583,535
TOTAL ASSET-BACKED SECURITIES (Cost $2,931,289)		2,917,960
Commercial Mortgage Securities - 0.1%
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class PP, 4.7967% 8/15/41 (a)(b)	$ 2,548,713	$ 2,466,723
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(d)	51,152,138	27,730
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,553,108)		2,494,453
Fixed-Income Funds - 17.7%
	Shares
Fidelity Ultra-Short Central Fund (c) (Cost $291,658,875)	2,932,020	290,445,901
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.24%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Government Obligations) # (Cost $6,486,000)	$ 6,486,944	6,486,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,637,284,510)		1,632,073,397
NET OTHER ASSETS - 0.5%		8,049,131
NET ASSETS - 100%		$ 1,640,122,528
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 569,000	(17,363)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 8.45% 9/25/34

	Oct. 2034	$ 700,000	$ (33,660)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34	Dec. 2034	645,000	(34,740)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	569,000	(13,844)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	569,000	(14,638)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	(3,287)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	(7,280)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	(5,877)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 520,000	$ (17,947)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(18,868)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	53,347	(331)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	133,552	(2,818)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	69,086	(778)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	(2,159)
TOTAL CREDIT DEFAULT SWAPS		6,672,985	(173,590)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	$ 40,000,000	$ 898,341
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	49,550,000	2,038,073
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	45,000,000	1,258,782
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	70,000,000	(1,674,195)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	252,979
TOTAL TOTAL RETURN SWAPS		249,410,000	2,773,980
		$ 256,082,985	$ 2,600,390
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,494,453 or 0.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,486,000 due 5/01/07 at 5.24%
ABN AMRO Bank N.V., New York Branch	$ 199,554
BNP Paribas Securities Corp.	99,777
Banc of America Securities LLC	1,710,548
Bank of America, NA	266,071
Barclays Capital, Inc.	1,071,105
Bear Stearns & Co., Inc.	133,036
Citigroup Global Markets, Inc.	266,071
Countrywide Securities Corp.	532,143
Deutsche Bank Securities, Inc.	272,723
Greenwich Capital Markets, Inc.	66,518
HSBC Securities (USA), Inc.	39,212
Merrill Lynch Government Securities, Inc.	99,777
Societe Generale, New York Branch	133,036
UBS Securities LLC	1,463,393
WestLB AG	133,036
$ 6,486,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 18,800,528

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 359,228,642	$ 92,003,966	$ 159,499,998	$ 290,445,901	2.0%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	82.3%
AAA,AA,A	9.1%
BBB	3.9%
BB	0.1%
Not Rated	0.8%
Short-Term Investments and Net Other Assets	3.8%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information
At April 30, 2007, the fund had a capital loss carryforward of approximately $27,363,340 of which $4,603,298 and $22,760,042 will expire on April 30, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007

Assets
Investment in securities, at value (including repurchase agreements of $6,486,000) - See accompanying schedule: Unaffiliated issuers (cost $1,345,625,635)	$ 1,341,627,496
Fidelity Central Funds (cost $291,658,875)	290,445,901
Total Investments (cost $1,637,284,510)		$ 1,632,073,397
Cash		969
Receivable for investments sold		4,595,475
Receivable for fund shares sold		4,266,888
Interest receivable		6,699,115
Distributions receivable from Fidelity Central Funds		1,344,742
Swap agreements, at value		2,600,390
Receivable from investment adviser for expense reductions		13,614
Total assets		1,651,594,590

Liabilities
Payable for investments purchased	$ 8,165,680
Payable for fund shares redeemed	2,056,307
Payable for swap agreements	208,714
Distributions payable	305,202
Accrued management fee	430,549
Distribution fees payable	97,361
Other affiliated payables	208,249
Total liabilities		11,472,062

Net Assets		$ 1,640,122,528
Net Assets consist of:
Paid in capital		$ 1,661,700,590
Distributions in excess of net investment income		(3,987,148)
Accumulated undistributed net realized gain (loss) on investments		(14,980,191)
Net unrealized appreciation (depreciation) on investments		(2,610,723)
Net Assets		$ 1,640,122,528

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,710,345 ÷ 6,294,894 shares)	$ 10.92

Maximum offering price per share (100/96.00 of $10.92)	$ 11.38
Class T: Net Asset Value and redemption price per share ($65,832,712 ÷ 6,024,951 shares)	$ 10.93

Maximum offering price per share (100/96.00 of $10.93)	$ 11.39
Class B: Net Asset Value and offering price per share ($35,825,626 ÷ 3,280,214 shares)A	$ 10.92

Class C: Net Asset Value and offering price per share ($51,204,851 ÷ 4,692,575 shares)A	$ 10.91

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,307,686,480 ÷ 119,481,820 shares)	$ 10.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($110,862,514 ÷ 10,149,807 shares)	$ 10.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2007

Investment Income
Interest		$ 29,604,465
Inflation principal income		32,311,935
Income from Fidelity Central Funds		18,800,528
Total income		80,716,928

Expenses
Management fee	$ 5,508,835
Transfer agent fees	2,022,517
Distribution fees	1,324,484
Fund wide operations fee	530,327
Independent trustees' compensation	5,958
Miscellaneous	4,401
Total expenses before reductions	9,396,522
Expense reductions	(176,126)	9,220,396
Net investment income		71,496,532
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,220,994)
Fidelity Central Funds	(9,982)
Swap agreements	(9,510,382)
Capital gain distributions from Fidelity Central Funds	50,550
Total net realized gain (loss)		(10,690,808)
Change in net unrealized appreciation (depreciation) on: Investment securities	24,749,004
Swap agreements	6,863,704
Total change in net unrealized appreciation (depreciation)		31,612,708
Net gain (loss)		20,921,900
Net increase (decrease) in net assets resulting from operations		$ 92,418,432

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2007	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 71,496,532	$ 92,598,418
Net realized gain (loss)	(10,690,808)	(26,602,488)
Change in net unrealized appreciation (depreciation)	31,612,708	(95,312,686)
Net increase (decrease) in net assets resulting from operations	92,418,432	(29,316,756)
Distributions to shareholders from net investment income	(35,628,678)	(29,896,156)
Distributions to shareholders from net realized gain	(14,460,740)	(81,522,412)
Tax return of capital	-	(8,386,917)
Total distributions	(50,089,418)	(119,805,485)
Share transactions - net increase (decrease)	(183,806,913)	(14,546,592)
Total increase (decrease) in net assets	(141,477,899)	(163,668,833)

Net Assets
Beginning of period	1,781,600,427	1,945,269,260
End of period (including distributions in excess of net investment income of $3,987,148 and distributions in excess of net investment income of $2,501,926, respectively)	$ 1,640,122,528	$ 1,781,600,427

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.434	.500	.407	.323	.236
Net realized and unrealized gain (loss)	.137	(.676)	.620	.236 H	.080
Total from investment operations	.571	(.176)	1.027	.559	.316
Distributions from net investment income	(.209)	(.154)	(.132)	(.148)	(.106)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.301)	(.654)	(.467)	(.409)	(.156)
Net asset value, end of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	5.43%	(1.62)%	9.58%	5.20%	3.02%
Ratios to Average Net Assets F, J
Expenses before reductions	.71%	.70%	.81%	.84%	.86% A
Expenses net of fee waivers, if any	.66%	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65% A
Net investment income	4.02%	4.50%	3.63%	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,710	$ 86,364	$ 75,422	$ 31,656	$ 10,403
Portfolio turnover rate G	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 11.49	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.424	.489	.397	.313	.229
Net realized and unrealized gain (loss)	.137	(.676)	.619	.246 H	.081
Total from investment operations	.561	(.187)	1.016	.559	.310
Distributions from net investment income	(.199)	(.143)	(.121)	(.138)	(.100)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.291)	(.643)	(.456)	(.399)	(.150)
Net asset value, end of period	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77
Total Return B, C, D	5.32%	(1.71)%	9.47%	5.19%	2.96%
Ratios to Average Net Assets F, J
Expenses before reductions	.78%	.78%	.90%	.95%	.99% A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75% A
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75% A
Net investment income	3.92%	4.40%	3.53%	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,833	$ 86,613	$ 84,596	$ 44,266	$ 11,274
Portfolio turnover rate G	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.354	.418	.324	.242	.190
Net realized and unrealized gain (loss)	.137	(.678)	.619	.235 H	.082
Total from investment operations	.491	(.260)	.943	.477	.272
Distributions from net investment income	(.129)	(.070)	(.048)	(.066)	(.062)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.221)	(.570)	(.383)	(.327)	(.112)
Net asset value, end of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	4.65%	(2.36)%	8.76%	4.41%	2.60%
Ratios to Average Net Assets F, J
Expenses before reductions	1.49%	1.49%	1.61%	1.61%	1.65% A
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%	1.40% A
Net investment income	3.27%	3.75%	2.88%	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,826	$ 48,972	$ 56,052	$ 38,608	$ 21,426
Portfolio turnover rate G	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 11.47	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.343	.406	.312	.230	.184
Net realized and unrealized gain (loss)	.137	(.677)	.619	.235 H	.072
Total from investment operations	.480	(.271)	.931	.465	.256
Distributions from net investment income	(.118)	(.059)	(.036)	(.054)	(.056)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.210)	(.559)	(.371)	(.315)	(.106)
Net asset value, end of period	$ 10.91	$ 10.64	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	4.55%	(2.46)%	8.66%	4.31%	2.44%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%	1.55%	1.67%	1.69%	1.73% A
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50% A
Net investment income	3.17%	3.65%	2.78%	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,205	$ 74,329	$ 71,407	$ 46,876	$ 19,936
Portfolio turnover rate G	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 11.50	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.457	.525	.426	.341	.358
Net realized and unrealized gain (loss)	.136	(.679)	.618	.235 G	.653
Total from investment operations	.593	(.154)	1.044	.576	1.011
Distributions from net investment income	(.231)	(.176)	(.149)	(.165)	(.171)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.323)	(.676)	(.484)	(.426)	(.221)
Net asset value, end of period	$ 10.94	$ 10.67	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	5.63%	(1.42)%	9.73%	5.35%	10.19%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.47%	.63%	.67%	.69% A
Expenses net of fee waivers, if any	.45%	.45%	.50%	.50%	.50% A
Expenses net of all reductions	.45%	.45%	.50%	.50%	.50% A
Net investment income	4.22%	4.70%	3.78%	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,307,686	$ 1,400,656	$ 1,579,697	$ 1,142,388	$ 540,338
Portfolio turnover rate F	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2002 (commencement of operations) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.452	.517	.425	.337	.243
Net realized and unrealized gain (loss)	.137	(.676)	.619	.239 G	.082
Total from investment operations	.589	(.159)	1.044	.576	.325
Distributions from net investment income	(.227)	(.171)	(.149)	(.165)	(.115)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.319)	(.671)	(.484)	(.426)	(.165)
Net asset value, end of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	5.60%	(1.47)%	9.74%	5.36%	3.10%
Ratios to Average Net Assets E, I
Expenses before reductions	.49%	.50%	.61%	.67%	.73% A
Expenses net of fee waivers, if any	.49%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.49%	.50%	.50%	.50%	.50% A
Net investment income	4.18%	4.65%	3.78%	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,863	$ 84,666	$ 78,096	$ 66,324	$ 2,569
Portfolio turnover rate F	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2007

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 18,487,545
Unrealized depreciation	(24,872,829)
Net unrealized appreciation (depreciation)	(6,385,284)
Undistributed ordinary income	14,109,231
Capital loss carryforward	(27,363,340)

Cost for federal income tax purposes	$ 1,638,458,681

The tax character of distributions paid was as follows:

	April 30, 2007	April 30, 2006
Ordinary Income	$ 50,089,418	$ 102,657,450
Long-term Capital Gains	-	8,761,118
Tax Return of Capital	-	8,386,917
Total	$ 50,089,418	$ 119,805,485

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $92,003,966 and $162,365,648, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 119,056	$ 3,385
Class T	0%	.25%	193,557	66,302
Class B	.65%	.25%	385,464	278,416
Class C	.75%	.25%	626,407	121,973
			$ 1,324,484	$ 470,076

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,051
Class T	6,990
Class B*	148,867
Class C*	12,153
$ 185,061

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation-Protected Bond shares. FIIOC receives account fees and asset-based fees that vary according to the

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 156,032.21
Class T	136,460.18
Class B	103,872.24
Class C	120,363.19
Inflation-Protected Bond	1,370,736.10
Institutional Class	135,054.14
	$ 2,022,517

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,401 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.65%-.75%*	$ 42,755
Class T	.75%	19,718
Class B	1.40%	39,044
Class C	1.50%	25,498
		$ 127,015

* Expense limitation in effect at period end.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $992. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2,050
Inflation-Protected Bond	46,069
$ 48,119

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

9. Other - continued

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. Beginning in June 2007, FIIOC remediated affected shareholders.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2007	2006
From net investment income
Class A	$ 1,479,230	$ 1,312,931
Class T	1,440,713	1,204,023
Class B	520,261	353,737
Class C	704,830	421,809
Inflation-Protected Bond	29,435,098	25,341,630
Institutional Class	2,048,546	1,262,026
Total	$ 35,628,678	$ 29,896,156
From net realized gain
Class A	$ 609,246	$ 3,842,397
Class T	622,237	3,740,883
Class B	350,922	2,416,984
Class C	505,250	3,324,136
Inflation-Protected Bond	11,506,857	64,989,080
Institutional Class	866,228	3,208,932
Total	$ 14,460,740	$ 81,522,412
Tax Return of Capital
Class A	$ -	$ 404,262
Class T	-	366,812
Class B	-	122,760
Class C	-	160,665
Inflation-Protected Bond	-	6,970,809
Institutional Class	-	361,609
Total	$ -	$ 8,386,917

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2007	2006	2007	2006
Class A
Shares sold	1,952,078	4,895,107	$ 21,022,726	$ 54,909,954
Reinvestment of distributions	163,517	445,006	1,764,403	4,889,124
Shares redeemed	(3,933,449)	(3,798,608)	(42,401,569)	(41,608,961)
Net increase (decrease)	(1,817,854)	1,541,505	$ (19,614,440)	$ 18,190,117
Class T
Shares sold	1,454,445	4,302,319	$ 15,699,969	$ 48,007,282
Reinvestment of distributions	182,141	465,170	1,967,624	5,119,999
Shares redeemed	(3,739,709)	(4,003,697)	(40,406,850)	(44,065,682)
Net increase (decrease)	(2,103,123)	763,792	$ (22,739,257)	$ 9,061,599
Class B
Shares sold	344,805	1,289,047	$ 3,731,490	$ 14,514,236
Reinvestment of distributions	65,341	217,525	704,938	2,391,650
Shares redeemed	(1,727,333)	(1,790,324)	(18,640,235)	(19,803,215)
Net increase (decrease)	(1,317,187)	(283,752)	$ (14,203,807)	$ (2,897,329)
Class C
Shares sold	622,263	2,898,117	$ 6,699,366	$ 32,422,174
Reinvestment of distributions	87,177	288,659	939,454	3,167,652
Shares redeemed	(3,001,366)	(2,426,088)	(32,336,242)	(26,792,814)
Net increase (decrease)	(2,291,926)	760,688	$ (24,697,422)	$ 8,797,012
Inflation-Protected Bond
Shares sold	34,854,073	69,173,296	$ 376,828,766	$ 772,283,260
Reinvestment of distributions	3,602,544	8,358,958	38,997,825	92,279,455
Shares redeemed	(50,201,592)	(83,611,070)	(542,274,449)	(924,846,053)
Net increase (decrease)	(11,744,975)	(6,078,816)	$ (126,447,858)	$ (60,283,338)
Institutional Class
Shares sold	4,516,192	3,079,741	$ 48,904,168	$ 34,201,539
Reinvestment of distributions	58,621	93,332	633,331	1,026,025
Shares redeemed	(2,372,791)	(2,025,876)	(25,641,628)	(22,642,217)
Net increase (decrease)	2,202,022	1,147,197	$ 23,895,871	$ 12,585,347

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey overseas 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Inflation-Protected Bond. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Inflation-Protected Bond. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Inflation-Protected Bond. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Inflation-Protected Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

William W. Irving (42)

Year of Election or Appointment: 2005
Vice President of Inflation-Protected Bond. Dr. Irving also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Dr. Irving worked as a quantitative analyst and portfolio manager.

Eric D. Roiter (58)

Year of Election or Appointment: 2002

Secretary of Inflation-Protected Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Inflation-Protected Bond. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Inflation-Protected Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Inflation-Protected Bond. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Inflation-Protected Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Inflation-Protected Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Inflation-Protected Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Inflation-Protected Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Inflation-Protected Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Inflation-Protected Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Inflation-Protected Bond. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Inflation-Protected Bond	06/04/07	06/01/07	$.095

The fund designates $22,671,536 of distributions paid during the period January 1, 2007 to April 30, 2007, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

A total of 73.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	12,490,841,660.35	96.152
Withheld	499,815,954.64	3.848
TOTAL	12,990,657,614.99	100.000
Albert R. Gamper, Jr.
Affirmative	12,484,697,855.13	96.105
Withheld	505,959,759.86	3.895
TOTAL	12,990,657,614.99	100.000
Robert M. Gates
Affirmative	12,463,041,831.69	95.938
Withheld	527,615,783.30	4.062
TOTAL	12,990,657,614.99	100.000
George H. Heilmeier
Affirmative	12,466,216,940.77	95.963
Withheld	524,440,674.22	4.037
TOTAL	12,990,657,614.99	100.000
Edward C. Johnson 3d
Affirmative	12,405,249,751.57	95.494
Withheld	585,407,863.42	4.506
TOTAL	12,990,657,614.99	100.000
Stephen P. Jonas
Affirmative	12,473,931,200.89	96.022
Withheld	516,726,414.10	3.978
TOTAL	12,990,657,614.99	100.000
Marie L. Knowles
Affirmative	12,487,395,627.79	96.126
Withheld	503,261,987.20	3.874
TOTAL	12,990,657,614.99	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	12,484,406,625.33	96.103
Withheld	506,250,989.66	3.897
TOTAL	12,990,657,614.99	100.000
William O. McCoy
Affirmative	12,444,377,462.06	95.795
Withheld	546,280,152.93	4.205
TOTAL	12,990,657,614.99	100.000
Robert L. Reynolds
Affirmative	12,474,663,536.01	96.028
Withheld	515,994,078.98	3.972
TOTAL	12,990,657,614.99	100.000
Cornelia M. Small
Affirmative	12,488,479,519.53	96.134
Withheld	502,178,095.46	3.866
TOTAL	12,990,657,614.99	100.000
William S. Stavropoulos
Affirmative	12,457,606,455.61	95.897
Withheld	533,051,159.38	4.103
TOTAL	12,990,657,614.99	100.000
Kenneth L. Wolfe
Affirmative	12,469,367,261.16	95.987
Withheld	521,290,353.83	4.013
TOTAL	12,990,657,614.99	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IFB-UANN-0607
1.784718.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Inflation-Protected Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

April 30, 2007(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2007	Past 1 year	Life of fund A
Class A (incl. 4.00% sales charge) B, (dagger)	1.21%	4.91%
Class T (incl. 4.00% sales charge) C, (dagger)	1.11%	4.83%
Class B (incl. contingent deferred sales charge) D	-0.35%	4.71%
Class C (incl. contingent deferred sales charge) E	3.55%	4.94%

A From June 26, 2002.

B Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offereing of Class T shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

* The current sales charge is as of April 1, 2007. Prior to April 1, 2007, the sales charge was 4.75% for Class A and 3.50% for Class T.

Annual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class A, T, B, and C
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Inflation-Protected Bond Fund - Class T on June 26, 2002, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Treasury Inflation-Protected Securities Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund

Investment-grade bonds had solid results for the 12-month period ending April 30, 2007. Early on, bond prices declined - and their yields rose - as the Federal Reserve Board was still in its interest-rate-tightening mode, driven by an accelerating economy and spiraling oil prices, which threatened to trigger higher inflation and tempered high-quality debt returns. However, bond prices began to rise in the summer of 2006 after the Fed took a break from its less-accommodative monetary stance and left rates unchanged through period end. Performance also was boosted when the economy slowed and consumer price inflation returned to lower levels. Investors began to anticipate a rate cut in the first half of 2007, but mixed signals about the economy's direction dashed those hopes and bonds fell in December and January. Bonds rebounded for the rest of the period, though, even as subprime mortgage defaults wreaked havoc on the home-equity subsector of the asset-backed securities market. For the period as a whole, investment-grade debt returned 7.36% as measured by the Lehman Brothers® U.S. Aggregate Index.

During the past 12 months, the fund's Class A, Class T, Class B and Class C shares returned 5.43%, 5.32%, 4.65% and 4.55%, respectively (excluding sales charges). In comparison, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index - which tracks the types of securities in which the fund invests - returned 6.14%. TIPS lagged nominal U.S. Treasury securities - whose values do not adjust to compensate for the impact of inflation - for the period, due primarily to their underperformance in the summer and fall of 2006 amid receding inflation worries. The biggest boost to the fund's performance relative to the index was its out-of-index allocation to derivatives known as total-return swaps. Here's how these swaps work: I sold TIPS to counterparties and invested the proceeds in the Fidelity® Ultra-Short Central Fund, a diversified pool of short-term assets designed to increase returns on cash-like investments. The counterparties paid the fund the cash flows from the TIPS I sold them in return for fees paid by the fund, which were less than Ultra-Short Central's yield. Detracting from performance were out-of-index holdings in asset-backed securities backed by subprime mortgage loans, most of which I held indirectly through Ultra-Short Central. These securities came under pressure due to concerns about subprime mortgage delinquencies and the growing likelihood of an increasing default rate.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,017.10	$ 3.35**
Hypothetical A	$ 1,000.00	$ 1,021.47	$ 3.36**
Class T
Actual	$ 1,000.00	$ 1,016.70	$ 3.75
Hypothetical A	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 1,012.50	$ 6.99
Hypothetical A	$ 1,000.00	$ 1,017.85	$ 7.00
Class C
Actual	$ 1,000.00	$ 1,012.00	$ 7.48
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,017.20	$ 2.25
Hypothetical A	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,017.10	$ 2.45
Hypothetical A	$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.67% **
Class T	.75%
Class B	1.40%
Class C	1.50%
Inflation-Protected Bond	.45%
Institutional Class	.49%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .75% and the expenses paid in the actual and hypothetical examples above would have been $3.75 and $3.76, respectively.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Coupon Distribution as of April 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	1.3	0.6
1 - 1.99%	14.3	15.8
2 - 2.99%	40.0	36.2
3 - 3.99%	25.8	26.9
4 - 4.99%	0.5	0.5
5 - 5.99%	13.0	11.1
6% and over	1.3	2.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of April 30, 2007
6 months ago
Years	9.7	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2007
6 months ago
Years	5.2	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Corporate Bonds 2.4%		Corporate Bonds 2.3%
	U.S. Government and U.S. Government Agency Obligations 82.3%		U.S. Government and U.S. Government Agency Obligations 80.3%
	Asset-Backed Securities 7.1%		Asset-Backed Securities 7.1%
	CMOs and Other Mortgage Related Securities 4.4%		CMOs and Other Mortgage Related Securities 3.9%
	Short-Term Investments and Net Other Assets 3.8%		Short-Term Investments and Net Other Assets 6.4%
* Foreign investments	3.0%	** Foreign investments	3.6%
* Futures and Swaps	17.1%	** Futures and Swaps	18.1%
* Inflation Protected	96.5%	** Inflation Protected	95.3%

For an unaudited list of the holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Annual Report

Investments April 30, 2007

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 81.1%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$ 38,442,000	$ 36,500,865
2.375% 1/15/25	80,771,502	81,226,132
2.375% 1/15/27	43,282,668	43,610,973
3.375% 4/15/32	1,146	1,394
3.625% 4/15/28	131,393,922	159,721,984
3.875% 4/15/29	100,497,992	127,380,478
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	22,661,189	21,947,790
1.625% 1/15/15	74,056,420	71,209,651
1.875% 7/15/13	135,760,890	134,233,145
1.875% 7/15/15	29,288,840	28,671,017
2% 4/15/12	4,010,680	4,000,431
2% 1/15/14	198,519,025	196,875,656
2% 1/15/16	97,898,960	96,491,529
2.375% 4/15/11	36,902,520	37,415,725
2.375% 1/15/17	75,416,770	76,606,760
2.5% 7/15/16	78,079,700	80,178,361
3% 7/15/12	103,921,404	109,068,444
3.375% 1/15/12	9,968,895	10,583,414
3.5% 1/15/11	11,690,200	12,342,331
3.625% 1/15/08	1,259	1,275
3.875% 1/15/09	1,060,739	1,096,619
4.25% 1/15/10	532,101	565,109
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,333,655,238)		1,329,729,083
Asset-Backed Securities - 0.2%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.02% 11/25/34 (b)	1,375,000	1,378,950
Home Equity Asset Trust Series 2003-8 Class M1, 6.04% 4/25/34 (b)	953,660	955,475
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 6.92% 8/25/34 (b)	580,000	583,535
TOTAL ASSET-BACKED SECURITIES (Cost $2,931,289)		2,917,960
Commercial Mortgage Securities - 0.1%
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class PP, 4.7967% 8/15/41 (a)(b)	$ 2,548,713	$ 2,466,723
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(d)	51,152,138	27,730
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,553,108)		2,494,453
Fixed-Income Funds - 17.7%
	Shares
Fidelity Ultra-Short Central Fund (c) (Cost $291,658,875)	2,932,020	290,445,901
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.24%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Government Obligations) # (Cost $6,486,000)	$ 6,486,944	6,486,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,637,284,510)		1,632,073,397
NET OTHER ASSETS - 0.5%		8,049,131
NET ASSETS - 100%		$ 1,640,122,528
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 569,000	(17,363)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 8.45% 9/25/34

	Oct. 2034	$ 700,000	$ (33,660)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34	Dec. 2034	645,000	(34,740)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	569,000	(13,844)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	569,000	(14,638)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	(3,287)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	(7,280)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	(5,877)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 520,000	$ (17,947)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(18,868)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	53,347	(331)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	133,552	(2,818)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	69,086	(778)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	(2,159)
TOTAL CREDIT DEFAULT SWAPS		6,672,985	(173,590)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	$ 40,000,000	$ 898,341
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	49,550,000	2,038,073
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	45,000,000	1,258,782
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	70,000,000	(1,674,195)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	252,979
TOTAL TOTAL RETURN SWAPS		249,410,000	2,773,980
		$ 256,082,985	$ 2,600,390
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,494,453 or 0.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,486,000 due 5/01/07 at 5.24%
ABN AMRO Bank N.V., New York Branch	$ 199,554
BNP Paribas Securities Corp.	99,777
Banc of America Securities LLC	1,710,548
Bank of America, NA	266,071
Barclays Capital, Inc.	1,071,105
Bear Stearns & Co., Inc.	133,036
Citigroup Global Markets, Inc.	266,071
Countrywide Securities Corp.	532,143
Deutsche Bank Securities, Inc.	272,723
Greenwich Capital Markets, Inc.	66,518
HSBC Securities (USA), Inc.	39,212
Merrill Lynch Government Securities, Inc.	99,777
Societe Generale, New York Branch	133,036
UBS Securities LLC	1,463,393
WestLB AG	133,036
$ 6,486,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 18,800,528

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 359,228,642	$ 92,003,966	$ 159,499,998	$ 290,445,901	2.0%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	82.3%
AAA,AA,A	9.1%
BBB	3.9%
BB	0.1%
Not Rated	0.8%
Short-Term Investments and Net Other Assets	3.8%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information
At April 30, 2007, the fund had a capital loss carryforward of approximately $27,363,340 of which $4,603,298 and $22,760,042 will expire on April 30, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007

Assets
Investment in securities, at value (including repurchase agreements of $6,486,000) - See accompanying schedule: Unaffiliated issuers (cost $1,345,625,635)	$ 1,341,627,496
Fidelity Central Funds (cost $291,658,875)	290,445,901
Total Investments (cost $1,637,284,510)		$ 1,632,073,397
Cash		969
Receivable for investments sold		4,595,475
Receivable for fund shares sold		4,266,888
Interest receivable		6,699,115
Distributions receivable from Fidelity Central Funds		1,344,742
Swap agreements, at value		2,600,390
Receivable from investment adviser for expense reductions		13,614
Total assets		1,651,594,590

Liabilities
Payable for investments purchased	$ 8,165,680
Payable for fund shares redeemed	2,056,307
Payable for swap agreements	208,714
Distributions payable	305,202
Accrued management fee	430,549
Distribution fees payable	97,361
Other affiliated payables	208,249
Total liabilities		11,472,062

Net Assets		$ 1,640,122,528
Net Assets consist of:
Paid in capital		$ 1,661,700,590
Distributions in excess of net investment income		(3,987,148)
Accumulated undistributed net realized gain (loss) on investments		(14,980,191)
Net unrealized appreciation (depreciation) on investments		(2,610,723)
Net Assets		$ 1,640,122,528

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,710,345 ÷ 6,294,894 shares)	$ 10.92

Maximum offering price per share (100/96.00 of $10.92)	$ 11.38
Class T: Net Asset Value and redemption price per share ($65,832,712 ÷ 6,024,951 shares)	$ 10.93

Maximum offering price per share (100/96.00 of $10.93)	$ 11.39
Class B: Net Asset Value and offering price per share ($35,825,626 ÷ 3,280,214 shares)A	$ 10.92

Class C: Net Asset Value and offering price per share ($51,204,851 ÷ 4,692,575 shares)A	$ 10.91

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,307,686,480 ÷ 119,481,820 shares)	$ 10.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($110,862,514 ÷ 10,149,807 shares)	$ 10.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2007

Investment Income
Interest		$ 29,604,465
Inflation principal income		32,311,935
Income from Fidelity Central Funds		18,800,528
Total income		80,716,928

Expenses
Management fee	$ 5,508,835
Transfer agent fees	2,022,517
Distribution fees	1,324,484
Fund wide operations fee	530,327
Independent trustees' compensation	5,958
Miscellaneous	4,401
Total expenses before reductions	9,396,522
Expense reductions	(176,126)	9,220,396
Net investment income		71,496,532
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,220,994)
Fidelity Central Funds	(9,982)
Swap agreements	(9,510,382)
Capital gain distributions from Fidelity Central Funds	50,550
Total net realized gain (loss)		(10,690,808)
Change in net unrealized appreciation (depreciation) on: Investment securities	24,749,004
Swap agreements	6,863,704
Total change in net unrealized appreciation (depreciation)		31,612,708
Net gain (loss)		20,921,900
Net increase (decrease) in net assets resulting from operations		$ 92,418,432

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2007	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 71,496,532	$ 92,598,418
Net realized gain (loss)	(10,690,808)	(26,602,488)
Change in net unrealized appreciation (depreciation)	31,612,708	(95,312,686)
Net increase (decrease) in net assets resulting from operations	92,418,432	(29,316,756)
Distributions to shareholders from net investment income	(35,628,678)	(29,896,156)
Distributions to shareholders from net realized gain	(14,460,740)	(81,522,412)
Tax return of capital	-	(8,386,917)
Total distributions	(50,089,418)	(119,805,485)
Share transactions - net increase (decrease)	(183,806,913)	(14,546,592)
Total increase (decrease) in net assets	(141,477,899)	(163,668,833)

Net Assets
Beginning of period	1,781,600,427	1,945,269,260
End of period (including distributions in excess of net investment income of $3,987,148 and distributions in excess of net investment income of $2,501,926, respectively)	$ 1,640,122,528	$ 1,781,600,427

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.434	.500	.407	.323	.236
Net realized and unrealized gain (loss)	.137	(.676)	.620	.236 H	.080
Total from investment operations	.571	(.176)	1.027	.559	.316
Distributions from net investment income	(.209)	(.154)	(.132)	(.148)	(.106)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.301)	(.654)	(.467)	(.409)	(.156)
Net asset value, end of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	5.43%	(1.62)%	9.58%	5.20%	3.02%
Ratios to Average Net Assets F, J
Expenses before reductions	.71%	.70%	.81%	.84%	.86% A
Expenses net of fee waivers, if any	.66%	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65% A
Net investment income	4.02%	4.50%	3.63%	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,710	$ 86,364	$ 75,422	$ 31,656	$ 10,403
Portfolio turnover rate G	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 11.49	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.424	.489	.397	.313	.229
Net realized and unrealized gain (loss)	.137	(.676)	.619	.246 H	.081
Total from investment operations	.561	(.187)	1.016	.559	.310
Distributions from net investment income	(.199)	(.143)	(.121)	(.138)	(.100)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.291)	(.643)	(.456)	(.399)	(.150)
Net asset value, end of period	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77
Total Return B, C, D	5.32%	(1.71)%	9.47%	5.19%	2.96%
Ratios to Average Net Assets F, J
Expenses before reductions	.78%	.78%	.90%	.95%	.99% A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75% A
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75% A
Net investment income	3.92%	4.40%	3.53%	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,833	$ 86,613	$ 84,596	$ 44,266	$ 11,274
Portfolio turnover rate G	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.354	.418	.324	.242	.190
Net realized and unrealized gain (loss)	.137	(.678)	.619	.235 H	.082
Total from investment operations	.491	(.260)	.943	.477	.272
Distributions from net investment income	(.129)	(.070)	(.048)	(.066)	(.062)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.221)	(.570)	(.383)	(.327)	(.112)
Net asset value, end of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	4.65%	(2.36)%	8.76%	4.41%	2.60%
Ratios to Average Net Assets F, J
Expenses before reductions	1.49%	1.49%	1.61%	1.61%	1.65% A
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%	1.40% A
Net investment income	3.27%	3.75%	2.88%	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,826	$ 48,972	$ 56,052	$ 38,608	$ 21,426
Portfolio turnover rate G	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 11.47	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.343	.406	.312	.230	.184
Net realized and unrealized gain (loss)	.137	(.677)	.619	.235 H	.072
Total from investment operations	.480	(.271)	.931	.465	.256
Distributions from net investment income	(.118)	(.059)	(.036)	(.054)	(.056)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.210)	(.559)	(.371)	(.315)	(.106)
Net asset value, end of period	$ 10.91	$ 10.64	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	4.55%	(2.46)%	8.66%	4.31%	2.44%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%	1.55%	1.67%	1.69%	1.73% A
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50% A
Net investment income	3.17%	3.65%	2.78%	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,205	$ 74,329	$ 71,407	$ 46,876	$ 19,936
Portfolio turnover rate G	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 11.50	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.457	.525	.426	.341	.358
Net realized and unrealized gain (loss)	.136	(.679)	.618	.235 G	.653
Total from investment operations	.593	(.154)	1.044	.576	1.011
Distributions from net investment income	(.231)	(.176)	(.149)	(.165)	(.171)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.323)	(.676)	(.484)	(.426)	(.221)
Net asset value, end of period	$ 10.94	$ 10.67	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	5.63%	(1.42)%	9.73%	5.35%	10.19%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.47%	.63%	.67%	.69% A
Expenses net of fee waivers, if any	.45%	.45%	.50%	.50%	.50% A
Expenses net of all reductions	.45%	.45%	.50%	.50%	.50% A
Net investment income	4.22%	4.70%	3.78%	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,307,686	$ 1,400,656	$ 1,579,697	$ 1,142,388	$ 540,338
Portfolio turnover rate F	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2002 (commencement of operations) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.452	.517	.425	.337	.243
Net realized and unrealized gain (loss)	.137	(.676)	.619	.239 G	.082
Total from investment operations	.589	(.159)	1.044	.576	.325
Distributions from net investment income	(.227)	(.171)	(.149)	(.165)	(.115)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.319)	(.671)	(.484)	(.426)	(.165)
Net asset value, end of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	5.60%	(1.47)%	9.74%	5.36%	3.10%
Ratios to Average Net Assets E, I
Expenses before reductions	.49%	.50%	.61%	.67%	.73% A
Expenses net of fee waivers, if any	.49%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.49%	.50%	.50%	.50%	.50% A
Net investment income	4.18%	4.65%	3.78%	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,863	$ 84,666	$ 78,096	$ 66,324	$ 2,569
Portfolio turnover rate F	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2007

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 18,487,545
Unrealized depreciation	(24,872,829)
Net unrealized appreciation (depreciation)	(6,385,284)
Undistributed ordinary income	14,109,231
Capital loss carryforward	(27,363,340)

Cost for federal income tax purposes	$ 1,638,458,681

The tax character of distributions paid was as follows:

	April 30, 2007	April 30, 2006
Ordinary Income	$ 50,089,418	$ 102,657,450
Long-term Capital Gains	-	8,761,118
Tax Return of Capital	-	8,386,917
Total	$ 50,089,418	$ 119,805,485

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $92,003,966 and $162,365,648, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 119,056	$ 3,385
Class T	0%	.25%	193,557	66,302
Class B	.65%	.25%	385,464	278,416
Class C	.75%	.25%	626,407	121,973
			$ 1,324,484	$ 470,076

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,051
Class T	6,990
Class B*	148,867
Class C*	12,153
$ 185,061

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation-Protected Bond shares. FIIOC receives account fees and asset-based fees that vary according to the

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 156,032.21
Class T	136,460.18
Class B	103,872.24
Class C	120,363.19
Inflation-Protected Bond	1,370,736.10
Institutional Class	135,054.14
	$ 2,022,517

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,401 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.65%-.75%*	$ 42,755
Class T	.75%	19,718
Class B	1.40%	39,044
Class C	1.50%	25,498
		$ 127,015

* Expense limitation in effect at period end.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $992. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2,050
Inflation-Protected Bond	46,069
$ 48,119

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

9. Other - continued

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. Beginning in June 2007, FIIOC remediated affected shareholders.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2007	2006
From net investment income
Class A	$ 1,479,230	$ 1,312,931
Class T	1,440,713	1,204,023
Class B	520,261	353,737
Class C	704,830	421,809
Inflation-Protected Bond	29,435,098	25,341,630
Institutional Class	2,048,546	1,262,026
Total	$ 35,628,678	$ 29,896,156
From net realized gain
Class A	$ 609,246	$ 3,842,397
Class T	622,237	3,740,883
Class B	350,922	2,416,984
Class C	505,250	3,324,136
Inflation-Protected Bond	11,506,857	64,989,080
Institutional Class	866,228	3,208,932
Total	$ 14,460,740	$ 81,522,412
Tax Return of Capital
Class A	$ -	$ 404,262
Class T	-	366,812
Class B	-	122,760
Class C	-	160,665
Inflation-Protected Bond	-	6,970,809
Institutional Class	-	361,609
Total	$ -	$ 8,386,917

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2007	2006	2007	2006
Class A
Shares sold	1,952,078	4,895,107	$ 21,022,726	$ 54,909,954
Reinvestment of distributions	163,517	445,006	1,764,403	4,889,124
Shares redeemed	(3,933,449)	(3,798,608)	(42,401,569)	(41,608,961)
Net increase (decrease)	(1,817,854)	1,541,505	$ (19,614,440)	$ 18,190,117
Class T
Shares sold	1,454,445	4,302,319	$ 15,699,969	$ 48,007,282
Reinvestment of distributions	182,141	465,170	1,967,624	5,119,999
Shares redeemed	(3,739,709)	(4,003,697)	(40,406,850)	(44,065,682)
Net increase (decrease)	(2,103,123)	763,792	$ (22,739,257)	$ 9,061,599
Class B
Shares sold	344,805	1,289,047	$ 3,731,490	$ 14,514,236
Reinvestment of distributions	65,341	217,525	704,938	2,391,650
Shares redeemed	(1,727,333)	(1,790,324)	(18,640,235)	(19,803,215)
Net increase (decrease)	(1,317,187)	(283,752)	$ (14,203,807)	$ (2,897,329)
Class C
Shares sold	622,263	2,898,117	$ 6,699,366	$ 32,422,174
Reinvestment of distributions	87,177	288,659	939,454	3,167,652
Shares redeemed	(3,001,366)	(2,426,088)	(32,336,242)	(26,792,814)
Net increase (decrease)	(2,291,926)	760,688	$ (24,697,422)	$ 8,797,012
Inflation-Protected Bond
Shares sold	34,854,073	69,173,296	$ 376,828,766	$ 772,283,260
Reinvestment of distributions	3,602,544	8,358,958	38,997,825	92,279,455
Shares redeemed	(50,201,592)	(83,611,070)	(542,274,449)	(924,846,053)
Net increase (decrease)	(11,744,975)	(6,078,816)	$ (126,447,858)	$ (60,283,338)
Institutional Class
Shares sold	4,516,192	3,079,741	$ 48,904,168	$ 34,201,539
Reinvestment of distributions	58,621	93,332	633,331	1,026,025
Shares redeemed	(2,372,791)	(2,025,876)	(25,641,628)	(22,642,217)
Net increase (decrease)	2,202,022	1,147,197	$ 23,895,871	$ 12,585,347

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

William W. Irving (42)

Year of Election or Appointment: 2005
Vice President of the fund. Dr. Irving also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Dr. Irving worked as a quantitative analyst and portfolio manager.

Eric D. Roiter (58)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	06/04/07	06/01/07	$.095
Class T	06/04/07	06/01/07	$.095
Class B	06/04/07	06/01/07	$.095
Class C	06/04/07	06/01/07	$.095

The fund designates $22,671,536 of distributions paid during the period January 1, 2007 to April 30, 2007, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

A total of 73.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	12,490,841,660.35	96.152
Withheld	499,815,954.64	3.848
TOTAL	12,990,657,614.99	100.000
Albert R. Gamper, Jr.
Affirmative	12,484,697,855.13	96.105
Withheld	505,959,759.86	3.895
TOTAL	12,990,657,614.99	100.000
Robert M. Gates
Affirmative	12,463,041,831.69	95.938
Withheld	527,615,783.30	4.062
TOTAL	12,990,657,614.99	100.000
George H. Heilmeier
Affirmative	12,466,216,940.77	95.963
Withheld	524,440,674.22	4.037
TOTAL	12,990,657,614.99	100.000
Edward C. Johnson 3d
Affirmative	12,405,249,751.57	95.494
Withheld	585,407,863.42	4.506
TOTAL	12,990,657,614.99	100.000
Stephen P. Jonas
Affirmative	12,473,931,200.89	96.022
Withheld	516,726,414.10	3.978
TOTAL	12,990,657,614.99	100.000
Marie L. Knowles
Affirmative	12,487,395,627.79	96.126
Withheld	503,261,987.20	3.874
TOTAL	12,990,657,614.99	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	12,484,406,625.33	96.103
Withheld	506,250,989.66	3.897
TOTAL	12,990,657,614.99	100.000
William O. McCoy
Affirmative	12,444,377,462.06	95.795
Withheld	546,280,152.93	4.205
TOTAL	12,990,657,614.99	100.000
Robert L. Reynolds
Affirmative	12,474,663,536.01	96.028
Withheld	515,994,078.98	3.972
TOTAL	12,990,657,614.99	100.000
Cornelia M. Small
Affirmative	12,488,479,519.53	96.134
Withheld	502,178,095.46	3.866
TOTAL	12,990,657,614.99	100.000
William S. Stavropoulos
Affirmative	12,457,606,455.61	95.897
Withheld	533,051,159.38	4.103
TOTAL	12,990,657,614.99	100.000
Kenneth L. Wolfe
Affirmative	12,469,367,261.16	95.987
Withheld	521,290,353.83	4.013
TOTAL	12,990,657,614.99	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIFB-UANN-0607
1.784719.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Inflation-Protected Bond

Fund - Institutional Class

Annual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2007	Past 1 year	Life of fund A
Institutional Class B	5.60%	5.95%

A From June 26, 2002.

B The initial offering of Institutional Class shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class on June 26, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Treasury Inflation-Protected Securities Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund

Investment-grade bonds had solid results for the 12-month period ending April 30, 2007. Early on, bond prices declined - and their yields rose - as the Federal Reserve Board was still in its interest-rate-tightening mode, driven by an accelerating economy and spiraling oil prices, which threatened to trigger higher inflation and tempered high-quality debt returns. However, bond prices began to rise in the summer of 2006 after the Fed took a break from its less-accommodative monetary stance and left rates unchanged through period end. Performance also was boosted when the economy slowed and consumer price inflation returned to lower levels. Investors began to anticipate a rate cut in the first half of 2007, but mixed signals about the economy's direction dashed those hopes and bonds fell in December and January. Bonds rebounded for the rest of the period, though, even as subprime mortgage defaults wreaked havoc on the home-equity subsector of the asset-backed securities market. For the period as a whole, investment-grade debt returned 7.36% as measured by the Lehman Brothers® U.S. Aggregate Index.

During the past 12 months, the fund's Institutional Class shares returned 5.60%. In comparison, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index - which tracks the types of securities in which the fund invests - returned 6.14%. TIPS lagged nominal U.S. Treasury securities - whose values do not adjust to compensate for the impact of inflation - for the period, due primarily to their underperformance in the summer and fall of 2006 amid receding inflation worries. The biggest boost to the fund's performance relative to the index was its out-of-index allocation to derivatives known as total-return swaps. Here's how these swaps work: I sold TIPS to counterparties and invested the proceeds in the Fidelity® Ultra-Short Central Fund, a diversified pool of short-term assets designed to increase returns on cash-like investments. The counterparties paid the fund the cash flows from the TIPS I sold them in return for fees paid by the fund, which were less than Ultra-Short Central's yield. Detracting from performance were out-of-index holdings in asset-backed securities backed by subprime mortgage loans, most of which I held indirectly through Ultra-Short Central. These securities came under pressure due to concerns about subprime mortgage delinquencies and the growing likelihood of an increasing default rate.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,017.10	$ 3.35**
Hypothetical A	$ 1,000.00	$ 1,021.47	$ 3.36**
Class T
Actual	$ 1,000.00	$ 1,016.70	$ 3.75
Hypothetical A	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 1,012.50	$ 6.99
Hypothetical A	$ 1,000.00	$ 1,017.85	$ 7.00
Class C
Actual	$ 1,000.00	$ 1,012.00	$ 7.48
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,017.20	$ 2.25
Hypothetical A	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,017.10	$ 2.45
Hypothetical A	$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.67% **
Class T	.75%
Class B	1.40%
Class C	1.50%
Inflation-Protected Bond	.45%
Institutional Class	.49%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .75% and the expenses paid in the actual and hypothetical examples above would have been $3.75 and $3.76, respectively.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Coupon Distribution as of April 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	1.3	0.6
1 - 1.99%	14.3	15.8
2 - 2.99%	40.0	36.2
3 - 3.99%	25.8	26.9
4 - 4.99%	0.5	0.5
5 - 5.99%	13.0	11.1
6% and over	1.3	2.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of April 30, 2007
6 months ago
Years	9.7	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2007
6 months ago
Years	5.2	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Corporate Bonds 2.4%		Corporate Bonds 2.3%
	U.S. Government and U.S. Government Agency Obligations 82.3%		U.S. Government and U.S. Government Agency Obligations 80.3%
	Asset-Backed Securities 7.1%		Asset-Backed Securities 7.1%
	CMOs and Other Mortgage Related Securities 4.4%		CMOs and Other Mortgage Related Securities 3.9%
	Short-Term Investments and Net Other Assets 3.8%		Short-Term Investments and Net Other Assets 6.4%
* Foreign investments	3.0%	** Foreign investments	3.6%
* Futures and Swaps	17.1%	** Futures and Swaps	18.1%
* Inflation Protected	96.5%	** Inflation Protected	95.3%

For an unaudited list of the holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Annual Report

Investments April 30, 2007

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 81.1%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$ 38,442,000	$ 36,500,865
2.375% 1/15/25	80,771,502	81,226,132
2.375% 1/15/27	43,282,668	43,610,973
3.375% 4/15/32	1,146	1,394
3.625% 4/15/28	131,393,922	159,721,984
3.875% 4/15/29	100,497,992	127,380,478
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	22,661,189	21,947,790
1.625% 1/15/15	74,056,420	71,209,651
1.875% 7/15/13	135,760,890	134,233,145
1.875% 7/15/15	29,288,840	28,671,017
2% 4/15/12	4,010,680	4,000,431
2% 1/15/14	198,519,025	196,875,656
2% 1/15/16	97,898,960	96,491,529
2.375% 4/15/11	36,902,520	37,415,725
2.375% 1/15/17	75,416,770	76,606,760
2.5% 7/15/16	78,079,700	80,178,361
3% 7/15/12	103,921,404	109,068,444
3.375% 1/15/12	9,968,895	10,583,414
3.5% 1/15/11	11,690,200	12,342,331
3.625% 1/15/08	1,259	1,275
3.875% 1/15/09	1,060,739	1,096,619
4.25% 1/15/10	532,101	565,109
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,333,655,238)		1,329,729,083
Asset-Backed Securities - 0.2%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.02% 11/25/34 (b)	1,375,000	1,378,950
Home Equity Asset Trust Series 2003-8 Class M1, 6.04% 4/25/34 (b)	953,660	955,475
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 6.92% 8/25/34 (b)	580,000	583,535
TOTAL ASSET-BACKED SECURITIES (Cost $2,931,289)		2,917,960
Commercial Mortgage Securities - 0.1%
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class PP, 4.7967% 8/15/41 (a)(b)	$ 2,548,713	$ 2,466,723
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(d)	51,152,138	27,730
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,553,108)		2,494,453
Fixed-Income Funds - 17.7%
	Shares
Fidelity Ultra-Short Central Fund (c) (Cost $291,658,875)	2,932,020	290,445,901
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.24%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Government Obligations) # (Cost $6,486,000)	$ 6,486,944	6,486,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,637,284,510)		1,632,073,397
NET OTHER ASSETS - 0.5%		8,049,131
NET ASSETS - 100%		$ 1,640,122,528
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 569,000	(17,363)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 8.45% 9/25/34

	Oct. 2034	$ 700,000	$ (33,660)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34	Dec. 2034	645,000	(34,740)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	569,000	(13,844)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	569,000	(14,638)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	(3,287)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	(7,280)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	(5,877)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 520,000	$ (17,947)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(18,868)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	53,347	(331)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	133,552	(2,818)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	69,086	(778)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	(2,159)
TOTAL CREDIT DEFAULT SWAPS		6,672,985	(173,590)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	$ 40,000,000	$ 898,341
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	49,550,000	2,038,073
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	45,000,000	1,258,782
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	70,000,000	(1,674,195)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	252,979
TOTAL TOTAL RETURN SWAPS		249,410,000	2,773,980
		$ 256,082,985	$ 2,600,390
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,494,453 or 0.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,486,000 due 5/01/07 at 5.24%
ABN AMRO Bank N.V., New York Branch	$ 199,554
BNP Paribas Securities Corp.	99,777
Banc of America Securities LLC	1,710,548
Bank of America, NA	266,071
Barclays Capital, Inc.	1,071,105
Bear Stearns & Co., Inc.	133,036
Citigroup Global Markets, Inc.	266,071
Countrywide Securities Corp.	532,143
Deutsche Bank Securities, Inc.	272,723
Greenwich Capital Markets, Inc.	66,518
HSBC Securities (USA), Inc.	39,212
Merrill Lynch Government Securities, Inc.	99,777
Societe Generale, New York Branch	133,036
UBS Securities LLC	1,463,393
WestLB AG	133,036
$ 6,486,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 18,800,528

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 359,228,642	$ 92,003,966	$ 159,499,998	$ 290,445,901	2.0%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	82.3%
AAA,AA,A	9.1%
BBB	3.9%
BB	0.1%
Not Rated	0.8%
Short-Term Investments and Net Other Assets	3.8%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information
At April 30, 2007, the fund had a capital loss carryforward of approximately $27,363,340 of which $4,603,298 and $22,760,042 will expire on April 30, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007

Assets
Investment in securities, at value (including repurchase agreements of $6,486,000) - See accompanying schedule: Unaffiliated issuers (cost $1,345,625,635)	$ 1,341,627,496
Fidelity Central Funds (cost $291,658,875)	290,445,901
Total Investments (cost $1,637,284,510)		$ 1,632,073,397
Cash		969
Receivable for investments sold		4,595,475
Receivable for fund shares sold		4,266,888
Interest receivable		6,699,115
Distributions receivable from Fidelity Central Funds		1,344,742
Swap agreements, at value		2,600,390
Receivable from investment adviser for expense reductions		13,614
Total assets		1,651,594,590

Liabilities
Payable for investments purchased	$ 8,165,680
Payable for fund shares redeemed	2,056,307
Payable for swap agreements	208,714
Distributions payable	305,202
Accrued management fee	430,549
Distribution fees payable	97,361
Other affiliated payables	208,249
Total liabilities		11,472,062

Net Assets		$ 1,640,122,528
Net Assets consist of:
Paid in capital		$ 1,661,700,590
Distributions in excess of net investment income		(3,987,148)
Accumulated undistributed net realized gain (loss) on investments		(14,980,191)
Net unrealized appreciation (depreciation) on investments		(2,610,723)
Net Assets		$ 1,640,122,528

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,710,345 ÷ 6,294,894 shares)	$ 10.92

Maximum offering price per share (100/96.00 of $10.92)	$ 11.38
Class T: Net Asset Value and redemption price per share ($65,832,712 ÷ 6,024,951 shares)	$ 10.93

Maximum offering price per share (100/96.00 of $10.93)	$ 11.39
Class B: Net Asset Value and offering price per share ($35,825,626 ÷ 3,280,214 shares)A	$ 10.92

Class C: Net Asset Value and offering price per share ($51,204,851 ÷ 4,692,575 shares)A	$ 10.91

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,307,686,480 ÷ 119,481,820 shares)	$ 10.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($110,862,514 ÷ 10,149,807 shares)	$ 10.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2007

Investment Income
Interest		$ 29,604,465
Inflation principal income		32,311,935
Income from Fidelity Central Funds		18,800,528
Total income		80,716,928

Expenses
Management fee	$ 5,508,835
Transfer agent fees	2,022,517
Distribution fees	1,324,484
Fund wide operations fee	530,327
Independent trustees' compensation	5,958
Miscellaneous	4,401
Total expenses before reductions	9,396,522
Expense reductions	(176,126)	9,220,396
Net investment income		71,496,532
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,220,994)
Fidelity Central Funds	(9,982)
Swap agreements	(9,510,382)
Capital gain distributions from Fidelity Central Funds	50,550
Total net realized gain (loss)		(10,690,808)
Change in net unrealized appreciation (depreciation) on: Investment securities	24,749,004
Swap agreements	6,863,704
Total change in net unrealized appreciation (depreciation)		31,612,708
Net gain (loss)		20,921,900
Net increase (decrease) in net assets resulting from operations		$ 92,418,432

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2007	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 71,496,532	$ 92,598,418
Net realized gain (loss)	(10,690,808)	(26,602,488)
Change in net unrealized appreciation (depreciation)	31,612,708	(95,312,686)
Net increase (decrease) in net assets resulting from operations	92,418,432	(29,316,756)
Distributions to shareholders from net investment income	(35,628,678)	(29,896,156)
Distributions to shareholders from net realized gain	(14,460,740)	(81,522,412)
Tax return of capital	-	(8,386,917)
Total distributions	(50,089,418)	(119,805,485)
Share transactions - net increase (decrease)	(183,806,913)	(14,546,592)
Total increase (decrease) in net assets	(141,477,899)	(163,668,833)

Net Assets
Beginning of period	1,781,600,427	1,945,269,260
End of period (including distributions in excess of net investment income of $3,987,148 and distributions in excess of net investment income of $2,501,926, respectively)	$ 1,640,122,528	$ 1,781,600,427

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.434	.500	.407	.323	.236
Net realized and unrealized gain (loss)	.137	(.676)	.620	.236 H	.080
Total from investment operations	.571	(.176)	1.027	.559	.316
Distributions from net investment income	(.209)	(.154)	(.132)	(.148)	(.106)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.301)	(.654)	(.467)	(.409)	(.156)
Net asset value, end of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	5.43%	(1.62)%	9.58%	5.20%	3.02%
Ratios to Average Net Assets F, J
Expenses before reductions	.71%	.70%	.81%	.84%	.86% A
Expenses net of fee waivers, if any	.66%	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65% A
Net investment income	4.02%	4.50%	3.63%	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,710	$ 86,364	$ 75,422	$ 31,656	$ 10,403
Portfolio turnover rate G	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 11.49	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.424	.489	.397	.313	.229
Net realized and unrealized gain (loss)	.137	(.676)	.619	.246 H	.081
Total from investment operations	.561	(.187)	1.016	.559	.310
Distributions from net investment income	(.199)	(.143)	(.121)	(.138)	(.100)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.291)	(.643)	(.456)	(.399)	(.150)
Net asset value, end of period	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77
Total Return B, C, D	5.32%	(1.71)%	9.47%	5.19%	2.96%
Ratios to Average Net Assets F, J
Expenses before reductions	.78%	.78%	.90%	.95%	.99% A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75% A
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75% A
Net investment income	3.92%	4.40%	3.53%	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,833	$ 86,613	$ 84,596	$ 44,266	$ 11,274
Portfolio turnover rate G	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.354	.418	.324	.242	.190
Net realized and unrealized gain (loss)	.137	(.678)	.619	.235 H	.082
Total from investment operations	.491	(.260)	.943	.477	.272
Distributions from net investment income	(.129)	(.070)	(.048)	(.066)	(.062)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.221)	(.570)	(.383)	(.327)	(.112)
Net asset value, end of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	4.65%	(2.36)%	8.76%	4.41%	2.60%
Ratios to Average Net Assets F, J
Expenses before reductions	1.49%	1.49%	1.61%	1.61%	1.65% A
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%	1.40% A
Net investment income	3.27%	3.75%	2.88%	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,826	$ 48,972	$ 56,052	$ 38,608	$ 21,426
Portfolio turnover rate G	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 11.47	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.343	.406	.312	.230	.184
Net realized and unrealized gain (loss)	.137	(.677)	.619	.235 H	.072
Total from investment operations	.480	(.271)	.931	.465	.256
Distributions from net investment income	(.118)	(.059)	(.036)	(.054)	(.056)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.210)	(.559)	(.371)	(.315)	(.106)
Net asset value, end of period	$ 10.91	$ 10.64	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	4.55%	(2.46)%	8.66%	4.31%	2.44%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%	1.55%	1.67%	1.69%	1.73% A
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50% A
Net investment income	3.17%	3.65%	2.78%	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,205	$ 74,329	$ 71,407	$ 46,876	$ 19,936
Portfolio turnover rate G	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 11.50	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.457	.525	.426	.341	.358
Net realized and unrealized gain (loss)	.136	(.679)	.618	.235 G	.653
Total from investment operations	.593	(.154)	1.044	.576	1.011
Distributions from net investment income	(.231)	(.176)	(.149)	(.165)	(.171)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.323)	(.676)	(.484)	(.426)	(.221)
Net asset value, end of period	$ 10.94	$ 10.67	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	5.63%	(1.42)%	9.73%	5.35%	10.19%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.47%	.63%	.67%	.69% A
Expenses net of fee waivers, if any	.45%	.45%	.50%	.50%	.50% A
Expenses net of all reductions	.45%	.45%	.50%	.50%	.50% A
Net investment income	4.22%	4.70%	3.78%	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,307,686	$ 1,400,656	$ 1,579,697	$ 1,142,388	$ 540,338
Portfolio turnover rate F	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2002 (commencement of operations) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.452	.517	.425	.337	.243
Net realized and unrealized gain (loss)	.137	(.676)	.619	.239 G	.082
Total from investment operations	.589	(.159)	1.044	.576	.325
Distributions from net investment income	(.227)	(.171)	(.149)	(.165)	(.115)
Distributions from net realized gain	(.092)	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.319)	(.671)	(.484)	(.426)	(.165)
Net asset value, end of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	5.60%	(1.47)%	9.74%	5.36%	3.10%
Ratios to Average Net Assets E, I
Expenses before reductions	.49%	.50%	.61%	.67%	.73% A
Expenses net of fee waivers, if any	.49%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.49%	.50%	.50%	.50%	.50% A
Net investment income	4.18%	4.65%	3.78%	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,863	$ 84,666	$ 78,096	$ 66,324	$ 2,569
Portfolio turnover rate F	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2007

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 18,487,545
Unrealized depreciation	(24,872,829)
Net unrealized appreciation (depreciation)	(6,385,284)
Undistributed ordinary income	14,109,231
Capital loss carryforward	(27,363,340)

Cost for federal income tax purposes	$ 1,638,458,681

The tax character of distributions paid was as follows:

	April 30, 2007	April 30, 2006
Ordinary Income	$ 50,089,418	$ 102,657,450
Long-term Capital Gains	-	8,761,118
Tax Return of Capital	-	8,386,917
Total	$ 50,089,418	$ 119,805,485

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $92,003,966 and $162,365,648, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 119,056	$ 3,385
Class T	0%	.25%	193,557	66,302
Class B	.65%	.25%	385,464	278,416
Class C	.75%	.25%	626,407	121,973
			$ 1,324,484	$ 470,076

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,051
Class T	6,990
Class B*	148,867
Class C*	12,153
$ 185,061

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation-Protected Bond shares. FIIOC receives account fees and asset-based fees that vary according to the

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 156,032.21
Class T	136,460.18
Class B	103,872.24
Class C	120,363.19
Inflation-Protected Bond	1,370,736.10
Institutional Class	135,054.14
	$ 2,022,517

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,401 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.65%-.75%*	$ 42,755
Class T	.75%	19,718
Class B	1.40%	39,044
Class C	1.50%	25,498
		$ 127,015

* Expense limitation in effect at period end.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $992. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2,050
Inflation-Protected Bond	46,069
$ 48,119

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

9. Other - continued

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. Beginning in June 2007, FIIOC remediated affected shareholders.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2007	2006
From net investment income
Class A	$ 1,479,230	$ 1,312,931
Class T	1,440,713	1,204,023
Class B	520,261	353,737
Class C	704,830	421,809
Inflation-Protected Bond	29,435,098	25,341,630
Institutional Class	2,048,546	1,262,026
Total	$ 35,628,678	$ 29,896,156
From net realized gain
Class A	$ 609,246	$ 3,842,397
Class T	622,237	3,740,883
Class B	350,922	2,416,984
Class C	505,250	3,324,136
Inflation-Protected Bond	11,506,857	64,989,080
Institutional Class	866,228	3,208,932
Total	$ 14,460,740	$ 81,522,412
Tax Return of Capital
Class A	$ -	$ 404,262
Class T	-	366,812
Class B	-	122,760
Class C	-	160,665
Inflation-Protected Bond	-	6,970,809
Institutional Class	-	361,609
Total	$ -	$ 8,386,917

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2007	2006	2007	2006
Class A
Shares sold	1,952,078	4,895,107	$ 21,022,726	$ 54,909,954
Reinvestment of distributions	163,517	445,006	1,764,403	4,889,124
Shares redeemed	(3,933,449)	(3,798,608)	(42,401,569)	(41,608,961)
Net increase (decrease)	(1,817,854)	1,541,505	$ (19,614,440)	$ 18,190,117
Class T
Shares sold	1,454,445	4,302,319	$ 15,699,969	$ 48,007,282
Reinvestment of distributions	182,141	465,170	1,967,624	5,119,999
Shares redeemed	(3,739,709)	(4,003,697)	(40,406,850)	(44,065,682)
Net increase (decrease)	(2,103,123)	763,792	$ (22,739,257)	$ 9,061,599
Class B
Shares sold	344,805	1,289,047	$ 3,731,490	$ 14,514,236
Reinvestment of distributions	65,341	217,525	704,938	2,391,650
Shares redeemed	(1,727,333)	(1,790,324)	(18,640,235)	(19,803,215)
Net increase (decrease)	(1,317,187)	(283,752)	$ (14,203,807)	$ (2,897,329)
Class C
Shares sold	622,263	2,898,117	$ 6,699,366	$ 32,422,174
Reinvestment of distributions	87,177	288,659	939,454	3,167,652
Shares redeemed	(3,001,366)	(2,426,088)	(32,336,242)	(26,792,814)
Net increase (decrease)	(2,291,926)	760,688	$ (24,697,422)	$ 8,797,012
Inflation-Protected Bond
Shares sold	34,854,073	69,173,296	$ 376,828,766	$ 772,283,260
Reinvestment of distributions	3,602,544	8,358,958	38,997,825	92,279,455
Shares redeemed	(50,201,592)	(83,611,070)	(542,274,449)	(924,846,053)
Net increase (decrease)	(11,744,975)	(6,078,816)	$ (126,447,858)	$ (60,283,338)
Institutional Class
Shares sold	4,516,192	3,079,741	$ 48,904,168	$ 34,201,539
Reinvestment of distributions	58,621	93,332	633,331	1,026,025
Shares redeemed	(2,372,791)	(2,025,876)	(25,641,628)	(22,642,217)
Net increase (decrease)	2,202,022	1,147,197	$ 23,895,871	$ 12,585,347

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

William W. Irving (42)

Year of Election or Appointment: 2005
Vice President of the fund. Dr. Irving also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Dr. Irving worked as a quantitative analyst and portfolio manager.

Eric D. Roiter (58)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	06/04/07	06/01/07	$.095

The fund designates $22,671,536 of distributions paid during the period January 1, 2007 to April 30, 2007, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

A total of 73.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	12,490,841,660.35	96.152
Withheld	499,815,954.64	3.848
TOTAL	12,990,657,614.99	100.000
Albert R. Gamper, Jr.
Affirmative	12,484,697,855.13	96.105
Withheld	505,959,759.86	3.895
TOTAL	12,990,657,614.99	100.000
Robert M. Gates
Affirmative	12,463,041,831.69	95.938
Withheld	527,615,783.30	4.062
TOTAL	12,990,657,614.99	100.000
George H. Heilmeier
Affirmative	12,466,216,940.77	95.963
Withheld	524,440,674.22	4.037
TOTAL	12,990,657,614.99	100.000
Edward C. Johnson 3d
Affirmative	12,405,249,751.57	95.494
Withheld	585,407,863.42	4.506
TOTAL	12,990,657,614.99	100.000
Stephen P. Jonas
Affirmative	12,473,931,200.89	96.022
Withheld	516,726,414.10	3.978
TOTAL	12,990,657,614.99	100.000
Marie L. Knowles
Affirmative	12,487,395,627.79	96.126
Withheld	503,261,987.20	3.874
TOTAL	12,990,657,614.99	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	12,484,406,625.33	96.103
Withheld	506,250,989.66	3.897
TOTAL	12,990,657,614.99	100.000
William O. McCoy
Affirmative	12,444,377,462.06	95.795
Withheld	546,280,152.93	4.205
TOTAL	12,990,657,614.99	100.000
Robert L. Reynolds
Affirmative	12,474,663,536.01	96.028
Withheld	515,994,078.98	3.972
TOTAL	12,990,657,614.99	100.000
Cornelia M. Small
Affirmative	12,488,479,519.53	96.134
Withheld	502,178,095.46	3.866
TOTAL	12,990,657,614.99	100.000
William S. Stavropoulos
Affirmative	12,457,606,455.61	95.897
Withheld	533,051,159.38	4.103
TOTAL	12,990,657,614.99	100.000
Kenneth L. Wolfe
Affirmative	12,469,367,261.16	95.987
Withheld	521,290,353.83	4.013
TOTAL	12,990,657,614.99	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIFBI-UANN-0607
1.784720.104

Item 2. Code of Ethics

As of the end of the period, April 30, 2007, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Focused High Income Fund and Fidelity High Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Focused High Income Fund	$61,000	$52,000
Fidelity High Income Fund	$132,000	$125,000

All funds in the Fidelity Group of Funds audited by PwC	$13,900,000	$12,500,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Inflation-Protected Bond Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Inflation-Protected Bond Fund	$55,000	$35,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,900,000	$5,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Focused High Income Fund	$0	$0
Fidelity High Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Inflation-Protected Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Fidelity Focused High Income Fund	$2,900	$2,700
Fidelity High Income Fund	$2,900	$2,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Inflation-Protected Bond Fund	$5,200	$4,200
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Fidelity Focused High Income Fund	$1,100	$1,400
Fidelity High Income Fund	$3,700	$4,300
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Inflation-Protected Bond Fund	$ 0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$170,000	$155,000
Deloitte Entities	$275,000	$160,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate fees billed by PwC of $1,340,000A and $1,095,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$180,000	$165,000
Non-Covered Services	$1,160,000	$930,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate fees billed by Deloitte Entities of $705,000A and $510,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$280,000	$160,000
Non-Covered Services	$425,000	$350,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 19, 2007